As filed with the Securities and Exchange Commission on April 8, 1999.

                                         Registration No. 333-56221
                                                File No. 811-08799

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549
                              FORM N-1A

REGISTRATION SATEMENT UNDER THE SECURITIES ACT OF 1933       /  X /
      PRE-EFFECTIVE AMENDMENT NO. _1_                       /  X  /
      POST-EFFECTIVE AMENDMENT NO. ___                     /      /

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940                             /  X  /
      AMENDMENT NO.   1                                    /  X  /

                OPPENHEIMER CAPITAL PRESERVATION FUND

         (Exact Name of Registrant as Specified in Charter)

        Two World Trade Center, New York, New York 10048-0203

              (Address of Principal Executive Offices)

                            212-323-0200

                   (Registrant's Telephone Number)

                       ANDREW J. DONOHUE, ESQ.
                       OppenheimerFunds, Inc.
        Two World Trade Center, New York, New York 10048-0203

               (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

     It is proposed that this filing will become effective: / / Immediately upon filing pursuant to paragraph (b) / / On __________________, pursuant to paragraph (b) / / 60 days after filing, pursuant to paragraph (a)(1) / / On _______, pursuant to paragraph (a)(1) / / 75 days after filing, pursuant to paragraph (a)(2) / / On _______, pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

                              FORM N-1A

                OPPENHEIMER CAPITAL PRESERVATION FUND


                        Cross Reference Sheet

Part A of
Form N-1A
Item No.      Prospectus Heading

    1           Cover Page
    2           Expenses; A Brief Overview of the Fund
    3         *
    4           Front Cover Page; Investment Objective and Policies
    5           Expenses; How the Fund is Managed - Organization and History;
Back Cover
    5A        *
    6           Dividends,  Capital Gains and Taxes;  How the Fund is Managed -
              Organization and History; The Transfer Agent
    7         How to Exchange Shares;  Special Investor  Services;  Service Plan
              for Class A Shares; Distribution and Service Plans for Class B and
              Class C Shares; How to Buy Shares; How to Sell Shares; Shareholder
              Account Rules and Policies
    8           How to Sell Shares;  How to Exchange  Shares;  Special Investor
Services
    9         *

Part B of
Form N-1A
Item No.      Heading in Statement of Additional Information or Prospectus

    10        Cover Page
    11        Cover Page
    12        *
    13        Investment  Objective and Policies;  Other Investment  Techniques
              and Strategies; Additional Investment Restrictions
    14        How the Fund is Managed -- Trustees and Officers of the Fund
    15        How the Fund is Managed -- Major Shareholders
    16        How the Fund is Managed;  Additional  Information about the Fund;
              Distribution and Service Plans; Back Cover
    17        How the Fund is Managed
    18        Additional Information about the Fund
    19        About  Your   Account  --  How  to  Buy   Shares,   How  to  Sell
Shares,                        How to Exchange Shares
    20        Dividends, Capital Gains and Taxes
21    How the Fund is Managed; Additional Information about the Fund -
              The Distributor; Distribution and Service Plans
    22        *
    23        Financial Statements
----------------
*Not applicable or negative answer.

Oppenheimer
Capital Preservation Fund

Prospectus dated ________, 1999

    Oppenheimer Capital Preservation Fund is a non-diversified mutual fund that seeks high current income while seeking to maintain a stable value per share. In seeking its objective, the Fund may invest in shares of (i) Oppenheimer Limited Term Government Fund, which has an investment objective of seeking high current return and safety of principal by investing principally in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities issued by Government National Mortgage Association, (ii) Oppenheimer Bond Fund, which has an investment objective of seeking a high level of current income by investing mainly in debt instruments,
(iii) Oppenheimer Money Market Fund, Inc., which is a money market fund with an investment objective of maximum current income consistent with stability of principal, (iv) Oppenheimer U.S. Government Trust, which has an investment objective of seeking high current income, preservation of capital and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (v) Oppenheimer Strategic Income Fund, which has an investment objective of seeking a high level of current income by investing mainly in debt securities and by writing covered call options on them. The Fund may also invest in debt securities of foreign and domestic companies, U.S. Government and foreign government debt securities, and money market instruments and certain hedging instruments. The Fund also invests in contracts issued by financial institutions, such as insurance companies and banks, that are intended to stabilize the value per share of the Fund.

      The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share or otherwise achieve its objective. The Fund is offered solely to employee benefit plans meeting specified criteria.

      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the ___________ , 1999 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).

                                          (Oppenheimer funds logo)

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

           A B O U T  T H E  F U N D

           Expenses

           A Brief Overview of the Fund

           Investment Objective and Policies

           How the Fund is Managed

           Performance of the Fund


           A B O U T  FUND  A C C O U N TS

           How to Buy Shares
           Class A Shares
           Class B Shares
           Class C Shares
           Class Y Shares

           How to Sell Shares

           How to Exchange Shares

           Shareholder Account Rules and Policies

           Dividends, Capital Gains and Taxes

A B O U T  T H E  F U N D

Expenses

The Fund pays a variety of expenses directly for administration, distribution of its shares and other services and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. In addition, the Fund will indirectly bear its pro-rata share of the expenses of the underlying funds in which it invests. All Plans (throughout this Prospectus, "shareholder" and "Plan" refers to the retirement plans that are eligible to purchase shares of the Fund) therefore pay those expenses indirectly. Plans pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help shareholders understand their direct expenses of investing in the Fund and the share of the Fund's business operating expenses that they will bear indirectly.

      O Shareholder Transaction Expenses are charges a shareholder pays when it buys or sells shares of the Fund. Please refer to "About Your Account" starting on page __ for an explanation of how and when these charges apply.

                    Class A    Class B Class C   Class Y
                    Shares     Shares  Shares    Shares

Maximum Sales  3.50%       None             None     None
Charge on
Purchases (as a %
of offering price)

Maximum Deferred Sales
Charge (as a % of the lower
of the original offering price
or redemption proceeds)    None(1)          4% in the first   1% if     None
                                 year, declining shares are
                                 to 1% in the    redeemed
                                 fifth year and  within 12
                                 eliminated months of
                                 thereafter(2)   purchase(2)

Maximum Sales Charge       None             None     None          None
on Reinvested
Dividends

Exchange Fee   None        None             None     None

Redemption Fee 2.0%(3)         2.0%(3) 2.0%(3)   2.0%(3)

(1) If you invest $500,000 or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below. (2) See "How to Buy Shares -- Buying Class B Shares," and "How to Buy Shares -- Buying Class C Shares" below, for more information on the contingent deferred sales charges. (3) Under normal circumstances, redemptions of shares that are directed by Plan participants for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and exchanges to other Plan investments with a targeted average effective portfolio duration of more than 3 years are not subject to a redemption fee. Redemptions of shares that are not directed by Plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee payable to the Fund of 2% of the proceeds of the redemption. In addition, there is a $10 transaction fee for redemptions paid by Federal Funds wire, but not for redemptions paid by check or by ACH transfer through AccountLink. See "How to Sell Shares".

      O Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment advisor, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed" below. In addition, the Fund indirectly bears its pro-rata share of the management fees and other expenses of the underlying Oppenheimer funds in which it invests. Assuming an asset allocation of the Fund's assets of 80% in shares of Limited-Term Government Fund, 11% in shares of Money Market Fund and 9% in Class Y shares of Strategic Income Fund, and based on the total operating expenses of those underlying fund's shares as of their respective last fiscal year end, the estimated dollar weighted total fund operating expenses for those underlying funds in the aggregate was approximately 0.49%. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses.

Annual Fund Operating Expenses (as a percentage of average net assets)

                          Class A   Class B Class C   Class Y
                          Shares    Shares  Shares    Shares

Management Fees           0.75%     0.75%   0.75%     0.75%

12b-1 Plan Fees           0.25%     1.00%   1.00%     None

Other Expenses            0.50%     0.50%   0.50%     0.50%

Total Fund Operating         1.50%  2.25%   2.25%     1.25%
Expenses

      The "Management Fees" reflect the aggregate management fees paid by the Fund and the underlying funds to the Manager. The management fees paid by the Fund are reduced by the dollar weighted management fees paid by the underlying funds. Therefore, assuming an asset allocation of the Fund's assets of 80% in Class Y shares of Limited-Term Government Fund, 11% in shares of Money Market Fund, and 9% in Class Y shares of Strategic Income Fund, and based upon the management fees paid by those underlying funds as of their respective last fiscal year-end, the estimated dollar weighted management fees paid by those underlying funds was .44%, which would reduce the management fee paid by the Fund to the Manager to .31%.

      The "12b-1 Plan Fees" for Class A shares are the service plan fees (which can be up to a maximum of 0.25% of average annual net assets of that class), and for Class B and Class C shares, are the service plan fees (which can be up to a maximum of 0.25%) and the asset-based sales charges of 0.75%. Because the Fund is a new fund and has no operating history, the rates for the management fee and the 12b-1 fees are stated in the table above to be the maximum rates that can be charged. These plans are described in greater detail in "How to Buy Shares." "Other Expenses" in the table above are estimated based on the Manager's projections of those expenses in the Fund's first year of operations.

      The actual expenses for each class of shares in the Fund's current fiscal year and in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual amount of the Fund's assets represented by each class of shares.

     O Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that a Plan makes a $1,000 investment in each class of shares of the Fund, and the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If a Plan were to redeem its shares at the end of each period shown below, its investment would incur the following expenses by the end of 1 and 3 years. The first example reflects the effect of the 2% redemption fee.

                     1 year    3 years
-----------------------------------------------------------------
Class A Shares       $70       $102
-----------------------------------------------------------------
Class B Shares       $83       $112
-----------------------------------------------------------------
Class C Shares       $53       $ 92
-----------------------------------------------------------------
Class Y Shares       $33       $ 62

     If a Plan did not redeem its investment, it would incur the following expenses:

Class A Shares       $50       $81
-----------------------------------------------------------------
Class B Shares       $23       $70
-----------------------------------------------------------------
Class C Shares       $23       $70
----------------------------------------------------------------
Class Y Shares       $13       $40

In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. Because of the effect of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares, long-term Class B and Class C shareholders could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares into Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares" for more information.

     These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

     Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. Plan sponsors and/or Plan participants should carefully read the entire Prospectus before making a decision about investing or directing that a portion of their plan account be invested in the Fund. Keep the Prospectus for reference after investing, particularly for information about Plan accounts, such as how to sell or exchange shares.

     O What is the Fund's Investment Objective? The Fund's investment objective is to seek high current income while seeking to maintain a stable value per share.

     O What Does the Fund Invest In? The Fund will normally allocate its assets among Class Y shares of Oppenheimer Limited Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer U.S. Government Trust, Class Y shares of Oppenheimer Strategic Income Fund, shares of Oppenheimer Money Market Fund, Inc., and contracts ("Wrapper Agreements") with financial institutions, such as insurance companies and banks, that are intended to stabilize the value per share of the Fund. The Fund may also purchase debt securities of foreign and domestic companies, U.S. government and foreign government debt securities, money market instruments, and certain hedging instruments. Further information about the investment policies and investment techniques and strategies of the underlying Oppenheimer funds can be found in "Description of Underlying Funds" and in the Statement of Additional Information,as well as in the prospectuses of each of the underlying funds.

     O Who Manages the Fund? The Fund's investment advisor is OppenheimerFunds, Inc., which (including subsidiaries) advises investment company portfolios having over $100 billion in assets at March 31, 1999. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's portfolio manager, who is primarily responsible for allocating the Fund's assets among the underlying funds and choosing other debt securities to purchase, is John Kowalik. The Fund's Board of Trustees, elected by shareholders, oversees the investment advisor and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

     O How Risky is the Fund? The value of the shares of the underlying funds and other investments held by the Fund will fluctuate based upon changes in domestic interest rates, market conditions, and other economic and political news. In general, the prices of these securities will tend to rise when interest rates fall, and fall when interest rates rise. The Wrapper Agreements are intended to stabilize the Fund's value per share by offsetting fluctuations in the value of the shares of the underlying funds under certain conditions. Under most circumstances, the combination of the portfolio securities and Wrapper Agreements is expected to provide Fund shareholders with a consistent net asset value per share and a current rate of return that is higher than most money market mutual funds over most time periods. However, there can be no guarantee that the Fund will achieve its investment objective or maintain a constant price per share. There is also no guarantee that any Plan or Plan participant will realize the same investment return as might be realized by a direct investment in shares of the underlying funds without the Wrapper Agreements, or that the Fund's rate of return will be higher than that of most money market mutual funds.

     The Fund incurs costs in connection with its investment in Wrapper Agreements which will reduce the Fund's investment return. An issuer of a Wrapper Agreement could default on its obligations under the agreement or the Fund might be unable to obtain Wrapper Agreements covering all of its assets. The default or the inability to obtain Wrapper Agreements might result in a decline in the value of the Fund's shares. Moreover, in valuing a Wrapper Agreement, the Board of Trustees of the Fund may determine that such agreement should not be carried by the Fund at a value sufficient to maintain the Funds net asset value per share. Please refer to "Investment Policies and Strategies" starting on page __ and to the Statement of Additional Information for a more complete discussion of the Fund's investment risks.

     O How Can Plan Participants Buy Shares? Shares of the Fund are offered solely to employee benefit plans meeting specified criteria ("Plans"). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for purchase transactions to the Fund's transfer agent.

     O Will Plan Participants Pay a Sales Charge to Buy Shares? The Fund has four classes of shares. Each class of shares has the same investment portfolio, but different expenses. Class A shares are offered with a front-end sales charge, starting at 3.5% and reduced for larger purchases. Class B and Class C shares are offered without front-end sales charges, but may be subject to a contingent deferred sales charge if redeemed within 5 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B and Class C shares. Class Y shares are offered without a front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special agreements with the Distributor.

     O How Can Plan Participants Sell Their Shares? Plan participant redemptions of Fund shares are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may redeem shares of the Fund. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for redemption transactions to the Fund's transfer agent.

     O How Has the Fund Performed? The Fund measures its performance by quoting a yield, dividend yield, average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the yields and total returns (over similar periods) of other mutual funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to various unmanaged indices or results of other mutual funds with similar investment objectives. Please remember that past performance does not guarantee future results.

Investment Objective and Policies

Objective. The Fund seeks high current income while seeking to maintain a stable value per share.

Investment Policies and Strategies. The Fund intends, under normal circumstances, to seek its investment objective by allocating at least 85% of its total assets among Class Y shares of Oppenheimer Limited-Term Government Fund, Class Y shares of Oppenheimer Bond Fund, Class Y shares of Oppenheimer U.S. Government Trust, Class Y shares of Oppenheimer Strategic Income Fund, and shares of Oppenheimer Money Market Fund, Inc. The Fund may also purchase debt securities of foreign and domestic companies, U.S. government and foreign government debt securities, money market instruments, and certain hedging instruments. In addition, the Fund intends to enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top three long-term rating categories by Moody's Investors Service, Inc.("Moody's") or Standard & Poor's Rating Services ("Standard & Poor's"). There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. The value of all Wrapper Agreements will not exceed 15% of the Fund's net assets. The Fund is not a money market fund, and there can be no assurance that it will be able to maintain a stable net asset value per share.

     The Fund anticipates that under normal market conditions, it will seek to maintain an average effective portfolio duration of not more than three years. The Fund measures its portfolio duration on a "dollar-weighted" basis. "Effective portfolio duration" refers to the expected percentage change in the value of the Fund's portfolio resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if the portfolio has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the portfolio to decline in value by about 3%. It is a measure of portfolio volatility and is one of the basic tools used by the Manager in allocating the Fund's assets among the underlying funds and other investments. However, the calculation of duration of the Fund's portfolio cannot be relied on as an exact prediction of future volatility. Even though the Fund intends that its dollar-weighted average effective portfolio duration will generally not exceed three years, certain market conditions may temporarily increase the Fund's duration beyond its target.

Stable Net Asset Value. The Fund's purchase of Wrapper Agreements are intended to maintain a stable net asset value for the Fund's shares. Under most circumstances, the net asset value of an investor's shares should be the same upon redemption as they were when purchased. Investors should understand that, in return for the downside protection provided by the Wrapper Agreements, the shareholder foregoes any gains realized by the Fund from its portfolio investments, except as reflected in the Fund's Crediting Rate, described below.

Non-Diversification. The Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. The Fund intends to qualify as a diversified investment company for the purpose of Subchapter M of the Internal Revenue Code.

Description of Underlying Funds

     As described above, the Fund will, under normal circumstances, invest in shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and Oppenheimer Money Market Fund (collectively referred to as the "underlying funds"). These underlying funds were chosen as investments for the Fund based on the Manager's determination that they would provide an optimal return for which Wrapper Agreements are available. The following is a brief description of the investment objective and policies of the underlying funds. Additional information about the underlying funds is contained in the Statement of Additional Information, and in the prospectus for each underlying fund. To obtain a prospectus of any of the underlying funds, simply call the toll-free number listed on the back cover of this prospectus.

     The Oppenheimer Limited-Term Government Fund's ("Limited-Term Government Fund") investment objective is to seek high current return and safety of principal. The Limited-Term Government Fund seeks its objective by investing principally in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities, and repurchase agreements on such securities. The Limited-Term Government Fund may also write covered calls and use certain types of securities called "derivative investments" and hedging instruments to try to manage investment risks. Under normal circumstances, the Fund will invest at least 65% of its net assets but not more than 90% of its net assets in Class Y shares of Limited-Term Government Fund.

     The Oppenheimer Bond Fund's ("Bond Fund") investment objective is to seek a high level of current income by investing mainly in debt instruments. Under normal market conditions, the Bond Fund invests at least 65% of its total assets in a diversified portfolio of investment grade fixed-income securities issued by foreign or domestic issuers. These include (i) investment-grade debt securities rated BBB or above by Standard & Poor's Corporation or Baa or above by Moody's Investors Service, Inc. or another nationally recognized statistical rating organization, or, if unrated, are of comparable quality as determined by the Manager; (ii) securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or obligations secured by such securities; and (iii) high-quality, short-term money market instruments.

     The Bond Fund may invest up to 35% of its total assets in non-investment grade debt instruments issued by foreign or domestic issuers. Although non-investment grade securities generally offer the potential for higher income than investment grade securities, they may be subject to greater market fluctuations and a greater risk of default because of the issuer's low creditworthiness. The Bond Fund may also write covered calls and use certain types of securities called "derivative instruments" and hedging instruments to try to manage investment risks. Under normal circumstances, the Fund will invest no more than 15% of its net assets in Class Y shares of Bond Fund.

     The Oppenheimer U.S. Government Trust's ("U.S. Government Trust") investment objective is to seek high current income, preservation of capital and maintenance of liquidity. U.S. Government Trust primarily invests in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements on such securities. U.S. Government Trust may write covered calls and use certain hedging instruments approved by its Board of Trustees to try to manage investment risks. U.S. Government Securities that the U.S. Government Trust invests in include collateralized mortgage obligations ("CMO's") whose payment of principal and interest generated by the pool of mortgages is passed through to the U.S. Government Trust. CMO's may be issued in a variety of classes or series that have different maturities and levels of volatility. U.S. Government Trust may also invest in "stripped" CMO's or mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of the interest and principal payments. In certain cases, one class will receive all of the interest payments, while the other class will receive all of the principal value on maturity. Under normal circumstances, the Fund will not invest more than 15% of its net assets in Class Y shares of U.S. Government Trust.

     The Oppenheimer Strategic Income Fund's ("Strategic Income Fund") investment objective is to seek a high level of current income by investing mainly in debt securities and by writing covered call options on them. The Strategic Income Fund invests principally in three market sectors: (1) debt securities of foreign governments and companies, (2) U.S. Government securities, and (3) lower-rated, high yield debt securities of U.S. companies. Under normal market conditions, the Strategic Income Fund will invest in each of these three sectors, but from time to time the Manager will adjust the amounts the Strategic Income Fund invests in each sector. The Strategic Income Fund may invest up to 100% of its assets in any one sector if the Manager believes that in doing so the Strategic Income Fund can achieve its objective without undue risk to its assets. Under normal circumstances, the Fund will not invest more than 10% of its net assets in Class Y shares of Strategic Income Fund.

     Oppenheimer Money Market Fund's ("Money Market Fund") investment objective is to seek the maximum current income that is consistent with stability of principal. Money Market Fund seeks its objective by investing in short-term highly liquid securities that meet specific credit quality standards under the Investment Company Act of 1940. The money market securities the Money Market Fund invests in may include U.S. Government securities, repurchase agreements, certificates of deposit and high quality commercial paper issued by companies. The Money Market Fund attempts to maintain a stable share price of $1.00, but there is no guarantee it will do so. Under normal circumstances, the Fund will invest at least 10% of its net assets and may invest up to 100% of its net assets in shares of Money Market Fund.



Wrapper Agreements

     Each Wrapper Agreement the Fund enters into will obligate the Wrapper Provider to maintain the "Book Value" of a portion of the Fund's investments ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain events. The Book Value of the Covered Assets is their purchase price
(i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less direct expenses of the Fund. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement. In the case of most Wrapper Agreements purchased by the Fund, the Crediting Rate is based on the actual income earned on the Covered Assets plus or minus an adjustment to amortize any gains and losses (realized and unrealized) on the Covered Assets, minus Wrapper Provider fees and Fund expenses. The Crediting Rate is normally reset monthly. As a result, while the Crediting Rate will generally reflect movements in market rates of interest, it may at any time be more or less than these rates or the actual income earned on the Covered Assets. The Crediting Rate may also be impacted by increases and decreases of the amount of Covered Assets as a result of Plan contributions and distributions tied to the sale and redemption of Fund shares. Furthermore, the premiums charged by the Wrapper Providers in connection with the Fund's investment in Wrapper Agreements are offset against Covered Assets and thus reduces the Crediting Rate. While the Crediting Rate may be significantly greater or less than current interest rates, in no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Fund.

     Under the terms of a typical Wrapper Agreement purchased by the Fund, if the Covered Assets plus accrued income are insufficient to provide proceeds for redemption of Fund shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Fund its share of the amount required to redeem the shares at their net asset value. Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Fund the difference between Book Value and market value, each Wrapper Provider will be obligated to pay a pro-rata portion amount in proportion to the maximum dollar amount of coverage provided. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. However, if a portion of a Wrapper Agreement is to be assigned as a payment-in-kind to a Plan, the Fund will have the discretion to choose to allocate the payment to a single Wrapper Agreement. In that circumstance, the Fund expects to address subsequent requests for such assignments to a different Wrapper Provider until each Wrapper Provider has made roughly its pro rata share of such assignments.

     The terms of the Wrapper Agreements may vary concerning exactly when these payments must actually be made between the Fund and the Wrapper Provider. In most cases, payments will be due under a Wrapper Agreement only upon termination of the Wrapper Agreement, upon total liquidation of the Covered Assets or when the market value of the Covered Assets falls below a certain percentage of their Book Value. Certain terminations, such as when a new Wrapper Provider is substituted for an existing Wrapper Provider, may not trigger a payment obligation. A Wrapper Provider's obligation to make payments to the Fund may be subject to prior notice requirements for certain types of withdrawals from the Fund. The Fund does not anticipate that it will be required to liquidate Covered Assets for the purpose of paying such withdrawals before any such notice period has expired. However, in the unlikely event that this occurs, the net asset value ("NAV") of the Fund's shares may be reduced. Additionally, a Wrapper Provider's obligation to make payments for Plan withdrawals after twelve months' prior notice (as opposed to those directed by Plan participants) may require adjustments to the Crediting Rate and increases in the Fund's holdings of short term investments, which might adversely affect the return of the Fund.

Other Securities the Fund May Purchase. From time to time, when the Manager determines that it would be advantageous to the Fund, the Fund may invest in any of the securities described below either exclusively or in addition to its investment in shares of the underlying funds.

U.S.  Government  Securities.  The Fund can  invest  in  securities  issued  or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

      |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

      |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
government.  Some  are  supported  by the  full  faith  and  credit  of the U.S.
government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

           |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

      When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities.

High-Yield, Lower-Grade Debt Securities of U.S. Issuers. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. The Fund will not invest more than 10% of its net assets in high yield, lower-grade debt securities.

      Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

      The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

      While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities.

      |X| Private-Issuer Mortgage-Backed Securities. The Fund can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.


      |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Foreign Debt Securities. The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

      The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

      The Fund can buy "Brady Bonds," which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

     |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. The Fund's investment policies and techniques are not fundamental unless this Prospectus or the Statement of Additional Information says that a particular policy is fundamental.

Main Risks of Investing in the Fund

     All investments carry risks to some degree. Funds that invest in fixed-income securities may be subject to credit risks and interest rate risks. However, the Wrapper Agreements the Fund purchases are intended to stabilize the Fund's value per share by offsetting fluctuations in the value of the shares of the underlying funds under certain conditions. Even so, there are risks that the provider of a Wrapper Agreement could default on its obligations under the agreement or the Fund might be unable to obtain Wrapper Agreements covering all of its assets. If either of those events were to occur, the Fund may not be able to maintain a stable net asset value of $10.

Special Risks of Wrapper Agreements. The Fund expects that the use of Wrapper Agreements will, under most anticipated circumstances, permit the Fund to maintain a constant NAV per share and to pay dividends that will generally reflect over time both the income of, and market gains and losses on, the Covered Assets held by the Fund less the expenses of the Fund. However, there can be no guarantee that the Fund will maintain a constant NAV per share or that any Plan or Plan participant will realize the same investment return as might be realized by investing directly in the Fund's assets other than the Wrapper Agreements. For example, under the valuation procedures adopted by the Fund's Board of Trustees, the Crediting Rate under the Wrapper Agreements is an important factor in determining the return realized by Fund shareholders. In most circumstances, the Crediting Rate is expected to reflect the current yield of the underlying funds, adjusted for expenses and the stabilizing effect of the Wrapper Agreements. Under certain circumstances (i.e., rising interest rates during a period when net Fund redemptions are at a high level), the Crediting Rate, and thus a shareholder's return, may be substantially below that of otherwise comparable investments, such as a money market fund.

     Furthermore,  a default  or threat of  default  by the  issuer of a Wrapper
Agreement on its obligations might result in a decrease in the value of the Fund's shares. Additionally, a Plan may realize more or less than the actual investment return on the Fund's shares depending upon the timing of the Plan's purchases and redemption of Fund shares, as well as those of other Plans. Furthermore, there can be no assurance that the Fund will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Fund to obtain such agreements covering all of its assets, the Fund may elect not to cover some or all of its assets with Wrapper Agreements for any reason, including but not limited to, if Wrapper Agreements become unavailable due to uncompetitive cost which, in the Manager's sole discretion, render their purchase inadvisable.

     If, in the event of a default of a Wrapper Provider, the Fund were unable to obtain a replacement Wrapper Agreement, Plan participants redeeming shares might experience losses if the market value of the Fund's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Fund unable to achieve its investment objective of maintaining a stable NAV per share. If the Board of Trustees of the Fund determines that a Wrapper Provider is unable to make payments when due, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

     Some Wrapper Agreements may require that the Fund maintain a specified percentage of its total assets in the Money Market Fund or overnight repurchase agreements ("Liquidity Reserve"). The Liquidity Reserve must be used for the payment of withdrawals from the Fund and Fund expenses. The obligation to maintain a Liquidity Reserve may result in a lower return for the Fund than if these assets were invested in shares of the other underlying funds. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Fund's total assets. However, the Liquidity Reserve amount may be required to be increased above this limit as a result of anticipated Plan redemptions within one year. Please see the Statement of Additional Information Fund for additional information concerning Wrapper Agreements, including the risks of investing in them.

Special Risks of Investing in Underlying Funds and Fixed-Income Securities. The value of the shares of the underlying funds and other investments will fluctuate based upon changes in domestic interest rates, market conditions, and other economic and political news. In general, the prices of these securities will rise when interest rates fall, and fall when interest rates rise.

      |X| Special Risks of Hedging Instruments. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     |X| Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1990, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. Data processing errors by corporate and government issuers of securities could result in production problems and economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

     O Borrowing. The Fund may borrow up to 33% of the value of its assets from banks or, if approved by the Trustees and if the necessary regulatory approvals are obtained, from affiliated funds on an unsecured basis to raise cash for liquidity purposes. The Fund can borrow only if it maintains a 300% ratio of net assets to borrowing at all times in the manner set forth in the Investment Company Act. If the Fund engages in borrowing, it may be subject to greater costs than funds that do not borrow. If the Fund purchases additional securities when borrowings exceed 5% of its total assets, the Fund is considered to be engaged in leveraging. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Covered Assets. More detail is provided in "Borrowing for Liquidity" in the Statement of Additional Information.

Investment Techniques and Strategies

     To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment risk.

      |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund may buy are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

      The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.
      |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Fund's Board of Trustees can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

      Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.
           |_| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.


      The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

      |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

      Some of these strategies can be used to hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options may be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options could be used to provide income to the Fund for liquidity purposes or to raise cash to distribute to shareholders.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

      If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     |X| Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund will not enter into repurchase agreements unless ownership and control of the securities subject to the agreement are transferred to the Fund. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so. The Fund will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

Other Investment Restrictions. The Fund has certain investment restrictions that are fundamental policies. Under these restrictions, the Fund cannot:

     Q Concentrate investments. That means the Fund cannot invest 25% or more of its total assets in any single industry. However, there is no limitation on investments in affiliated funds and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized June 2, 1998 as a Massachusetts business trust. The Fund is an open-end, non-diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

     The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees periodically meet throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. The Trustees are elected by shareholders of the Fund; the initial Board was elected by the Manager as sole initial shareholder. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of Fund shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses, which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handling its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $95 billion as of December 31, 1998 and with more than 4 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Failure to properly recognize dates after 1999 could have a negative impact on handling securities trades, pricing and accounting services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, because the services they provide depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of the computer systems of those third parties to deal with the year 2000 may also have a negative effect on the services provided to the Fund.

     O Portfolio Manager. The Portfolio Manager of the Fund is John Kowalik, who is a Vice President of the Fund and Senior Vice President of the Manager. He is the person principally responsible for the day-to-day management of the Fund's portfolio. Mr. Kowalik also serves as an officer and portfolio manager for other Oppenheimer funds. Previously, Mr. Kowalik was Managing Director and Senior Portfolio Manager with Prudential Investments Global Fixed Income Group.

     O Fees and Expenses. The Fund pays expenses related to its daily operations, such as management fees, custodian fees, Trustees' fees, transfer agency fees, Wrapper Agreement fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the other expenses paid by the Fund is contained in the Statement of Additional Information.

     O The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes the shares of other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     O The Transfer Agent. The Fund's transfer agent is OppenheimerFunds Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Plan sponsors should direct inquiries about their Plan accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return" and "yield" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends are received in cash, or shares are sold or purchased). The Fund's performance data may help you see how well your investment has done over time and to compare it to other mutual funds or market indices.

     It is important to understand that the Fund's yields and total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares purchased.

     O Total Returns. There are different types of "total returns" used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

     When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted at "net asset value," without including the effect of the sales charge and those returns would be less if sales charges were deducted.

     O Yield. Different types of yields may be quoted to show performance. Each class of shares calculates its standardized yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield of each class will differ because of the different expenses of each class of shares. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class paid for a stated period by the maximum offering price on the last day of the period and annualizing the result. Yields for Class A shares normally reflect the deduction of the maximum initial sales charge, but may also be shown without deducting the sales charge. Yields for Class B shares and Class C shares do reflect the deduction of the wrapper fees but do not reflect the deduction of the contingent deferred sales charge or the redemption fee.

ABOUT FUND ACCOUNTS

How to Buy Shares

Plan Participants. The purchase of Fund shares by Plan participants are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund. It is the responsibility of the Plan administrator or other Plan service provider to forward instructions for purchase transactions to the Fund's transfer agent. The following discussion of how to purchase Fund shares is intended for the Plan administrator or other Plan service provider.

Classes of Shares. The Fund offers Plans four different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

     O Class A Shares. If a Plan purchases Class A shares, it will pay an initial sales charge on investments up to $500,000. If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below. The amount of that sales charge will vary depending on the amount invested. Sales charge rates are described in "Buying Class A Shares," below.

      O Class B Shares. If a Plan purchases Class B shares, it will pay no sales charge at the time of purchase, but if it sells those shares within five years of buying them, the Plan may pay a contingent deferred sales charge. That sales charge varies depending on how long the Plan owned the shares as described in "Buying Class B Shares," below.

     O Class C Shares. If a Plan purchases Class C Shares, it will pay no sales charge at the time of purchase, but if the Plan sells those shares within 12 months of buying them, it may pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares", below.

     O Class Y Shares. Class Y Shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to retirement plans that have a special agreement with the Distributor. Class Y shares are not subject to a contingent deferred sales charge, asset-based sales charge or service fee.

Are There Restrictions on Which Plans May Purchase Shares of the Fund and When? The Wrapper Agreements will limit the availability of the sale of Fund shares to only those Plans which satisfy certain underwriting criteria. As a precondition to eligibility to purchase shares of the Fund, each Plan sponsor will be required to sign a document which will, among other things, certify to the fact that the Plan satisfies the underwriting criteria. A Plan will not be permitted to purchase shares of the Fund if it offers a competing investment option (i.e., a fixed-income security having a duration of three years or less) for the investment of plan contributions. In addition, if a Plan purchases shares of the Fund and later redeems all of the Fund shares and transfers the redemption proceeds to a Plan investment that would be considered a competing investment, the Plan will not be permitted to subsequently purchase shares of the Fund for a period of three years from the date of final redemption from the Fund.

How Much Must a Plan Invest? A Plan can open a Fund account in Class A, B, or C shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25.

How are Shares Purchased? A Plan can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from a bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase and redemption orders. Be sure to specify either Class A, Class B, Class C or, if the Plan qualifies, Class Y shares on the Account Application when opening Fund accounts. If a plan does not choose a Class of shares, its investment in the Fund will be made in Class A shares.

Buying Shares Through A Dealer. The Plan's designated dealer will place purchase orders with the Distributor on behalf of the Plan. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

     O Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If the Plan doesn't list a dealer on the application, the Distributor will act as the Plan's agent in buying the shares. However, we recommend that the Plan discuss its investment first with a financial advisor, to be sure it is appropriate for the Plan.

     O Buying Shares Through OppenheimerFunds AccountLink. A Plan can use AccountLink to link its Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member to transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds.

     Shares are purchased for an account on AccountLink on the regular business day the Distributor is instructed by a Plan representative to initiate the ACH transfer to buy shares. A Plan can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. A Plan should request AccountLink privileges on the application or dealer settlement instructions used to establish the account. Please refer to "AccountLink," below for more details.

     O Asset Builder Plans. A Plan may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from an account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.

     O At What Prices Are Shares Sold? Shares of the Fund are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable a Plan to receive that day's offering price, the Distributor or an authorized entity must receive the purchase order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

     If a Plan buys shares through a dealer, the dealer must receive the purchase order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount a Plan invests, the Fund receives the net asset value to invest for Plan accounts. The sales charge varies depending on the amount purchased. A portion of the sales charge may be retained by the Distributor and allocated to the dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                        Front-End         Front-End
                        Sales Charge Sales Charge        Commission
As Percentage of        As Percentage of  As Percentage of
Amount of Purchase        Offering Price  Amount Invested     Offering Price

Less than $100,000        3.50%           3.63%          3.00%


$100,000 or more but
less than $250,000        3.00%           3.09%          2.50%

$250,000 or more but
less than $500,000        2.50%           2.56%          2.00%

$500,000 or more          None       None               None

      The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

           O Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:
           G Purchases by a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code if the retirement plan has total plan assets of $500,000;
           G Purchases by a retirement plan qualified under sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan, an employee=s 403(b)(7) custodial plan, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as ARetirement Plans@), that:
      (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.
           G Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

           The Distributor pays dealers of record commissions on those purchases in an amount equal to 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If a Plan redeems any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998). That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to the selling dealer on all Class A shares of all Oppenheimer funds the Plan purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that the Plan purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

Reduced Sales Charges for Class A Share Purchases. A Plan may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

      O Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, a Plan can add together Class A and Class B shares it purchases. A fiduciary can count all shares purchased for one or more employee benefit plans of the same employer that has multiple accounts.

      Additionally, a Plan can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate for current purchases of Class A shares. A Plan can also include Class A and Class B shares of Oppenheimer funds it previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that the Plan still holds its investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares it previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when a Plan buys shares.

      O Letter of Intent. Under a Letter of Intent, if a Plan purchases Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, the Plan can reduce the sales charge rate that applies to its purchases of Class A shares. The total amount of a Plan's intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

      O Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges and no dealer commission is paid:
      G retirement plans established by present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates;
      G registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
      G dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;
      G retirement plans established by employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own retirement plan account (or for the retirement plan of such employee's spouse or minor children);
      G dealers, brokers or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular products or employee benefit plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares);
      G retirement plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases;
      G retirement plans established for directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;
      G retirement accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement);
      G qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commenced by December 31, 1996.

      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges and no dealer commission is paid:
      G shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;
      G shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or one of its affiliates acts as sponsor;

      G shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor; and
      G shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of a Plan's qualification for this waiver.

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      G to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;
      G involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);
      G for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant=s account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish Asubstantially equal periodic payments@ as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manger or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or Ain-service distributions@, if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;
      G for distributions from Retirement Plans having 500 or more eligible participants, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan; and
      G for distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing for this waiver.

      O Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of Plan accounts that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Service Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Service Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original purchase price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of a Plan's account value represented by the increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to the Distributor to compensate it for providing distribution-related services to the Fund in connection with the sale of Class B shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 5 years, and (3) shares held the longest during the 5-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since the purchase was made and the dollar amount being redeemed, according to the following schedule:

Years Since Beginning of         Contingent Deferred Sales Charge
Month in which                   On Redemptions in That Year
Purchase Order Was Accepted      (As % of Amount Subject to Charge)

0-1                              4.0%

1-2                              3.0%

2-3                              2.0%

3-4                              2.0%

4-5                              1.0%

5 and following                  None

      In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      O Automatic Conversion of Class B Shares. 72 months after a Plan purchases Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original purchase price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of a Plan's account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

      O Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for distributing Class B and C shares and servicing accounts. Under the Distribution and Service Plans, the Fund pays the
Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Distribution and Service Plan.

      Under each Distribution and Service Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

      The Distributor uses the service fees to compensate dealers for providing personal services for Plan accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor=s expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

      The Distributor currently pays sales commissions of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is 3.00% of the purchase price. The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class B shares. Those payments, retained by the Distributor, are at a fixed rate which is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class B shares. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup sales commissions it has paid, the advances of service fee payments it has made, and its financing cost and other expenses. If a dealer has a special agreement with the Distributor, the Distributor shall pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

      Because the Distributor's actual expenses in selling Class B and C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and C shares, those expenses may be carried over and paid in future years. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for certain expenses it incurred before the Plan was terminated.

      O Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

      G distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
      G returns of excess contributions to Retirement Plans; G distributions from retirement plans to make Asubstantially equal periodic payments@ as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request; or
      G distributions from OppenheimerFunds prototype 401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or (6) for loans to participants or beneficiaries;
      G distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

      Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      G shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
      G shares issued in plans of  reorganization  to which the Fund is a party;
and
      G shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," below.

Special Shareholder Services

AccountLink. OppenheimerFunds AccountLink links a Plan's Fund account to it's account at a bank or financial institution to enable the Plan to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to its bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on the Application used to buy shares, or on the dealer's settlement instructions if the Plan buys shares through a dealer. After the Plan's account is established, it can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each Plan account as well as to the Plan's dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After a Plan establishes AccountLink for its Fund account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by the Plan Trustee or Plan Sponsor.

      O Using AccountLink to Buy Shares. Purchases may be made by telephone only after the Plan's account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from the Plan's bank account.

      O PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables Plan sponsors or Plan Trustees to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after obtaining a Personal Identification Number (PIN), by calling the special PhoneLink number:
1-800-533-3310.

      G Purchasing Shares. A Plan may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. The Plan must have established AccountLink privileges to link its bank account with the Fund, to pay for these purchases.

      G Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, the Plan Sponsor or Plan Trustee can exchange shares automatically by phone from the Plan's Fund account to certain other Oppenheimer funds accounts the Plan has already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

      G Selling Shares. A Plan can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to the Plan's AccountLink bank account. Please refer to "How to Sell Shares," below for details.

Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus

OppenheimerFunds Internet Web Site. Information about the Fund, including Plan account balances, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by the Plan fiduciary authorized to perform transactions on behalf of the Plan as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If the Plan sponsor does not wish to have Internet account transactions capability for its plan accounts, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable a Plan to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

      O Automatic Withdrawal Plans. If the Plan's Fund account is worth $5,000 or more, the Plan can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to the Plan Trustee or Plan Sponsor or sent automatically to the Plan's bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. Consult the Statement of Additional Information for more details.

      O Automatic Exchange Plans. A Plan can authorize the Transfer Agent to exchange an amount established in advance automatically for shares of up to five other Oppenheimer funds (other then Oppenheimer Money Market Fund, Oppenheimer Limited-Term Government Fund or Oppenheimer Cash Reserves) on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If a Plan redeems some or all of its Class A or Class B shares of the Fund, it has up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that are purchased subject to an initial sales charge and to Class A or Class B shares on which the Plan paid a contingent deferred sales charge when it redeemed them. This privilege does not apply to Class C shares. The Plan Trustee or Plan Sponsor must be sure to ask the Distributor for this privilege when sending payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are only available as an investment solely to employee benefit plans and 403(b)(7) Custodial plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers; not all of which may invest in the Fund.

      G Individual Retirement Accounts including rollover IRAs and Roth IRAs, for individuals and their spouses and SIMPLE IRAs for employers
      G 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations
      G SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment
      G Pension and Profit-Sharing Plans for self-employed persons and other employers
      G 401(k) prototype retirement plans for businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

Plan Participants. The redemption of Fund shares by Plan participants are handled in accordance with each Plan's specific provisions. Plans may have different provisions with respect to the timing and method of redemptions by Plan participants. Plan participants should contact their Plan administrator for details concerning how they may redeem shares of the Fund. It is the responsibility of the Plan administrator or other Plan service providers to forward instructions for redemption transactions to the Fund's transfer agent. The following discussion pertains to the Plan sponsor or Plan administrator.

Plan Sponsors and Plan Administrators. A Plan can arrange to take money out of its Fund account by selling (redeeming) some or all of its shares on any regular business day. A Plan's shares will be sold at the next net asset value calculated after an order is received and accepted by the Transfer Agent. The Fund offers Plans a number of ways to sell Fund shares: in writing or by telephone. A Plan can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If the Plan's administrator has questions about any of these procedures, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

Redemption Fees. Redemptions of Fund shares made for reasons other than benefit responsive withdrawals by Plan participants (i.e., upon the Plan participant's death, retirement, disability or separation from service; to fund Plan participant loans and other "in service" withdrawals made pursuant to the terms of the Plan; and for transfers to other Plan investment options that are not competing funds. A competing fund is defined to be any fixed income investment option of the Plan with a targeted average effective portfolio duration of three years or less, including money market funds), will be subject to a redemption fee, payable to the Fund, of 2.0% of the proceeds of the redemption, whether the redemption is made in kind (described below) or in cash. The Fund reserves the right to withhold from the redemption proceeds the 2.0% redemption fee if 15% or more of Plan assets invested in the Fund are redeemed within five business days pending a determination of whether the redemption fee is applicable. See the Statement of Additional Information for information about the applicability of the Redemption Fee to withdrawals caused by certain employer events.

Redemption In-Kind. The Fund reserves the right to honor any requests for redemptions by making payment in whole or in part in Covered Assets and in Wrapper Agreements, selected solely in the discretion of the Manager. To the extent that a redemption in kind includes Wrapper Agreements, the Fund will assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the Covered Assets distributed in kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Fund. If the redeeming Plan does not meet the Wrapper Provider's underwriting requirements, the Wrapper Provider may reserve the right to terminate the Wrapper Agreement issued in an in-kind redemption at market value. Please refer to "Redemptions In-Kind" in the Statement of Additional Information for further details.

      O Certain Requests Require a Signature Guarantee. To protect the Plan and the Fund from fraud, certain redemption requests must be in writing and must include a guarantee of the Plan sponsor's or Plan administrator's signature in the following situations (there may be other situations also requiring a signature guarantee):

      G The Plan wishes to redeem more than $50,000 worth of shares and receive a check
      G The redemption check is not payable to the Plan listed on the account statement
      G The redemption check is not sent to the Plan's address of record on the account statement
      G Shares are being transferred to a Fund account with a different owner or name
      G Shares are redeemed by someone other than the owners (such as an Executor)

      O Where Can a Plan Sponsor or Plan Administrator Have His/Her Signature Guaranteed? The Transfer Agent will accept a guarantee of the Plan sponsor's or Plan administrator's signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. The Plan sponsor or Plan administrator must include his/her fiduciary title in the signature.

Selling Shares by Mail.  Write a "letter of instructions" that includes:

      G The Plan's name
      G The Fund's name
      G The Plan's account number (from the account statement) G The dollar amount or number of shares to be redeemed G Any special payment instructions G Any share certificates for the shares being sold G The signatures of all persons authorized to negotiate the account on behalf of the Plan
      G Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
OppenheimerFunds Services
P.O. Box 5270, Denver, Colorado 80217

Send courier or express mail requests to:
OppenheimerFunds Services
10200 E. Girard Avenue, Building D
Denver, Colorado 80231

Selling Shares by Telephone. Plan sponsors and Plan administrators may also sell shares by telephone. To receive the redemption price on a regular business day, all calls must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Plan sponsors and Plan administrators may not redeem shares held in an OppenheimerFunds-sponsored retirement plan or under a share certificate by telephone.

      G To redeem shares through a service representative, call 1-800-852-8457 G To redeem shares automatically on PhoneLink, call 1-800-533-3310

      A Plan may have a check sent to the address on the account statement, or, if the Plan has linked its Fund account to its bank account on AccountLink, the Plan may have the proceeds wired to that bank account.

      O Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      O Telephone Redemptions Through AccountLink or Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when establishing AccountLink. Normally the ACH transfer to the Plan's bank is initiated on the business day after the redemption. A Plan does not receive dividends on the proceeds of the shares redeemed while they are waiting to be transferred.

Selling Shares Through a Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure and refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

      Shares of the Fund may be exchanged for shares of those Oppenheimer funds designated as investment options for your Plan at net asset value per share at the time of exchange, without sales charge. Shares of the Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Limited-Term Government Fund or Oppenheimer Cash Reserves ("competing funds"). If a Plan offers any competing fund as an investment option, any exchanges of Fund shares for shares of other Oppenheimer funds which are not competing funds, must remain in that other Oppenheimer fund for at least 90 days before those assets may be exchanged for shares of a competing fund. To exchange shares, the Plan must meet several conditions:
      G Shares of the fund selected for exchange must be available for sale in the Plan sponsor's state of organization.
      G The prospectuses of this Fund and the fund whose shares the Plan wants to buy must offer the exchange privilege.
      G The Plan must hold the shares purchased when it establishes its account for at least 7 days before the Plan can exchange them; after the account is open 7 days, the Plan can exchange shares every regular business day.
      G The Plan must meet the minimum purchase requirements for the fund it purchased by exchange.
      G Before exchanging into a fund, the Plan sponsor should obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, the Plan can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

      O Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by the Plan sponsor or Plan administrator. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

      O Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same names and address. Shares held under certificates may not be exchanged by telephone.

      There are certain exchange policies shareholders should be aware of:

      G Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund being exchanged into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.
      G Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      G The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide shareholders notice whenever it is reasonably able to do so, it may impose these changes at any time.
      G If the Transfer Agent cannot exchange all the shares a shareholder requests because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

      O Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange which is normally 4:00 P.M., but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities, including the Wrapper Agreements, to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      Under most circumstances, the total value of the Fund's shares are expected to equal Book Value of the Covered Assets. The Fund's shares will be valued daily by applying a daily accumulation factor, based on the Crediting Rate under the Wrapper Agreements.

      The Book Value of the Covered Assets will be equal to the sum of (1) the market value of the Covered Assets, (2) the economic value of the Wrapper Agreement(s) and (3) the economic value of the yield adjustment for amortizing the cumulative investment gain/loss, adjusted for Fund expenses. Pursuant to procedures adopted by the Fund's Board of Trustees, fair value of a Wrapper Agreement generally will depend upon the discounted (probability weighted) future payments from the Wrapper Provider needed to ensure that, upon redemption, the value of the Fund's shares equals $10. The economic value of the yield adjustment generally will equal the aggregate expected value difference between the crediting rate and the yields on the Covered Assets. The Crediting Rate under each Wrapper Agreement is reset each month using a standard formula contained in the Wrapper Agreement. Each Wrapper Agreement is expected to use the same reset formula. If the market value of the Covered Assets is greater than their Book Value, the combination of the Wrapper Value and the yield adjustment will be reflected as a liability of the Fund for accounting purposes in the amount of the difference, i.e., a negative value, solely for the purpose of maintaining the Fund's stable value per share. The Fund will never be liable to the Wrapper Providers for any negative value between Book Value and market value of the Covered Assets. If, upon liquidation of all Covered Assets the value of the Wrapper Agreements is zero or less, then the Wrapper Providers will have no payment obligation to the Fund under the Wrapper Agreements. If the market value of the Covered Assets is less than their Book Value, the combination of the Wrapper Value and the yield adjustment will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the provider of the Wrapper Agreement to the Fund. In performing its fair value determination, the Fund's Board expects to consider the creditworthiness and ability of a provider of a Wrapper
Agreement to pay amounts due under the Wrapper Agreements. If the Board determines that a provider of Wrapper Agreements is unable to make such payments, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

      O The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
      O Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one person authorized to negotiate the account, the Fund and the Transfer Agent may rely on the instructions of any one such individual. Telephone privileges apply to each person authorized to negotiate the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from a person authorized to negotiate the account.
      O The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If a Plan sponsor or Plan administrator is unable to reach the Transfer Agent during periods of unusual market activity, those individuals may not be able to complete a telephone transaction and should consider placing an order by mail.
      O Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
      O Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

      O Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if a Plan purchases shares by federal funds wire, certified check or arrange with its bank to provide telephone or written assurance to the Transfer Agent that its purchase payment has cleared.
      O Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for any reason other than the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
      O "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if a Plan sponsor fails to furnish the Fund a correct and properly certified Taxpayer Identification Number of the Plan or the Plan sponsor when they sign the application.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income each regular business day and pays those dividends to shareholders monthly. Normally, dividends are paid on the last business day every month, but the Board of Trustees can change that date. Distributions may be made monthly from any net short-term capital gains the Fund realizes in selling securities. Dividends paid on Class Y shares generally are expected to be higher than for Class A, Class B and Class C shares because expenses allocable to Class A, Class B and Class C shares will generally be higher.

      The Fund may declare and pay dividends in amounts which are not equal to the amount of the net investment income it actually earns. In the event distributions exceed the income earned by the Fund, the excess may be considered a return of capital. In the event the income earned by the Fund exceeds the amount of the dividends distributed, the Fund may make an additional distribution of such excess amount. The Board of Trustees, in an effort to maintain a stable NAV per share in the event of an additional distribution, may declare, effective on the ex-distribution date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year, which is September 30th. Long-term capital gains will be separately identified in the tax information the Fund sends to the Plan sponsor or Plan administrator after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Since shares of the Fund are sold only to Plans, it is expected that all dividends and capital gains distributions will be reinvested in additional shares of the Fund.

Taxes. The Fund intends to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain, if any, that it distributes to its shareholders. For Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis. In general, Plans are governed by a complex set of tax rules. Plan participants should contact their Plan administrator, the Plan's Summary Plan Description, and/or a professional tax advisor regarding the tax consequences of participating in the Plan and of any Plan contributions or withdrawals.

      This information is only a summary of certain federal tax information about Fund investments. More information is contained in the Statement of Additional Information.

Oppenheimer Capital Preservation Fund
Two World Trade Center
New York, NY  10048-0203
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian Bank of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
KPMG LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon, Altman, Butowsky, Weitzen, Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

*Printed on recycled paper

Oppenheimer Capital Preservation Fund

Two World Trade Center, New York, New York  10048-0203
1-800-525-7048

Statement of Additional Information dated ______________, 1999

    This Statement of Additional Information of Oppenheimer Capital Preservation Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated _________, 1999. It should be read together with the Prospectus which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


Contents                                                       Page

About the Fund
Investment Objective and Policies..................................
   Other Investment Techniques and Strategies......................
   Other Investment Restrictions...................................
How the Fund is Managed............................................
   Organization and History........................................
   Trustees and Officers of the Fund...............................
   The Manager and Its Affiliates..................................
Brokerage Policies of the Fund.....................................
Performance of the Fund............................................
Distribution and Service Plans.....................................
About Your Account
How to Buy Shares..................................................
How to Sell Share..................................................
How to Exchange Shares.............................................
Dividends, Capital Gains and Taxes.................................
Additional Information about the Fund..............................
Financial Information About the Fund
Independent Auditors' Report.......................................
Financial Statements...............................................
Appendix
Industry Classifications........................................A-1

ABOUT THE FUND

Investment Objective And Policies. The investment objective and policies of the Fund are described in the Prospectus.

      Investment Policies and Strategies of Underlying Oppenheimer Funds. The Prospectus contains a brief description of Oppenheimer Limited-Term Government Fund (" Limited-Term Government Fund"), Oppenheimer Bond Fund ("Bond Fund"), Oppenheimer U.S. Government Trust ("U.S. Government Trust"), Oppenheimer Strategic Income Fund ("Strategic Income Fund"), and Oppenheimer Money Market Fund, Inc. ("Money Market Fund") (collectively referred to as the "underlying funds"), including each underlying funds investment objective. Set forth below is supplemental information about the types of securities each underlying fund may invest in, as well as strategies each underlying fund may use to try to achieve its objection. For more complete information about each underlying fund's investment policies and strategies, please refer to each underlying fund's prospectus. You may obtain a copy of each underlying fund's prospectus by calling 1-800-525-7048.

      O U.S. Government Securities. Each of the underlying Funds may purchase U.S. Government securities. These include obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. These may include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. Other U.S. Government Securities are supported by the full faith and credit of the United States, such as pass-through certificates issued by the Government National Mortgage Association. Others may be supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks. Others may be supported only by the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

      O Mortgage-Backed Securities. Limited-Term Government Fund, Bond Fund, U.S. Government Trust and Strategic Income Fund may also purchase mortgage-backed securities and collateralized mortgage obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Bond Fund may also purchase mortgage-backed securities and collateralized mortgage obligations issued by private issuers. Limited-Term Government Fund, Bond Fund, U.S. Government Trust and Strategic Income Fund may also invest in "stripped" mortgage-backed securities, CMOs or other securities issued by agencies or instrumentalities of the U.S. Government, and Bond Fund may invest in private-issuer stripped securities. Bond Fund, U.S. Government Trust and Strategic Income Fund may also enter into "forward roll" transactions with mortgage backed securities. In a forward roll transaction, the fund sells mortgage-backed securities it holds to banks or other buyers and simultaneously agrees to repurchase a similar security from that party at a later date at an agreed-upon price.

      O Asset-Backed Securities. Bond Fund, Strategic Income Fund and Money Market Fund may invest in asset-backed securities (securities that represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities).

      O Zero Coupon Securities. Bond Fund and Strategic Income Fund may invest in zero coupon securities (securities which may be issued by the U.S. government, its agencies or instrumentalities or by private issuers, that are offered at a substantial discount from their face value and do not pay interest but mature at face value), and Strategic Income Fund may invest in zero coupon corporate securities (which are similar to U.S. Government zero coupon Treasury securities but are issued by companies).

      O Debt Securities of Domestic Companies. Bond Fund and Strategic Income Fund may invest in debt securities of U.S. companies. Those corporate debt securities may be rated as low as "D" by Standard & Poor's or "C" by Moody's. Bond Fund may invest up to 35% of its assets in lower-grade securities (often called junk bonds) and Strategic Income Fund may invest up to 100% of its assets in junk bonds.

      O Debt Securities of Foreign Governments and Companies. Bond Fund and Strategic Income Fund may invest in debt securities issued or guaranteed by foreign companies, "supranational" entities such as the World Bank, and foreign governments or their agencies. These foreign securities may include debt obligations such as government bonds, debentures issued by companies and notes. Some of these debt securities may have variable interest rates or "floating" interest rates that change in different market conditions.

      O Preferred Stocks. Bond Fund and Strategic Income Fund may invest in preferred stocks. Preferred stocks, unlike common stocks, generally offers a stated dividend rate payable from the corporation's earnings.

      O Participation Interests. Strategic Income Fund may acquire participation interests in loans that are made to U.S. or foreign companies. They may be interests in, or assignments of, the loan and are acquired from banks or brokers that have made the loan or are members of the lending syndicate.

      O Short-term Debt Securities. In addition to U.S. Government securities, the Money Market Fund will invest in the following types of money market securities: (i) bank obligations, such as time deposits, certificates of deposit and bankers' acceptances, of a domestic bank or foreign bank with total assets of at least $1 billion, (ii) commercial paper, (iii) corporate obligations, (iv) other money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank having total assets in excess of $500 million or by a corporation whose commercial paper may be purchased by the fund, and (v) U.S. dollar-denominated short-term investments that the Money Market Fund's Board of Directors determines present minimal credit risk and which are of "high quality" as determined by a nationally-recognized statistical rating organization. Money Market Fund is required to purchase only those securities that the fund's manager, under Board-approved procedures, has determined have minimal credit risks and have a high credit rating.

      The investment techniques and strategies used by the underlying funds include the following:

      Each underlying fund may invest in illiquid and restricted securities, and repurchase agreements. Limited-Term Government Fund, U.S. Government Trust, Strategic Income Fund and Bond Fund may purchase securities on a "when-issued" and delayed delivery basis (securities that have been created and for which a market exists, but which are not available for immediate delivery), and hedging instruments, including certain kinds of futures contracts and put and call options, and options on futures, or enter into interest rate swap agreements. Bond Fund and Strategic Income Fund may enter into foreign currency exchange contracts. None of the underlying funds use hedging instruments for speculative purposes. Limited-Term Government Fund, U.S. Government Trust, Strategic Income Fund and Bond Fund may also invest in derivative investments (a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future or index). Limited-Term Government Fund and U.S. Government Trust may enter into reverse repurchase agreements and Bond Fund and U.S. Government Trust may lend their portfolio securities, subject to certain limitations, to brokers, dealers and other financial institutions.

      O Investment Risks of Investing in the Underlying Funds. All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as Amarket risk@) or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as Acredit risk@). These general investment risks, and the special risks of certain types of investments that certain underlying funds may hold are described under "Other Securities the Fund May Purchase." They affect the value of each underlying fund's investments, their investment performance, and the prices of their shares.

      Wrapper Agreements. Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Fund are of three basic types: (1) non-participating, (2) participating and (3) "hybrid". In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Fund enters into particular types of Wrapper Agreements depending upon their respective cost to the Fund and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Fund will enter into participating or hybrid Wrapper Agreements of open-end maturity.

      Under a non-participating Wrapper Agreement, the Wrapper Provider becomes obligated to make a payment to the Fund whenever the Fund sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Fund becomes obligated to make a payment to the Wrapper Provider whenever the Fund sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Fund is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

      Under a participating Wrapper Agreement, the obligation of the Wrapper Provider or the Fund to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

      Under a hybrid Wrapper Agreement, the obligation of the Wrapper Provider or the Fund to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

      A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

      An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.

      Wrapper Providers are banks, insurance companies and other financial institutions. The number of Wrapper Providers have been increased in recent years. There are currently approximately 19 Wrapper Providers rated in the top two long-term rating categories by Moody's, S&P or another nationally recognized statistical rating organization. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Asset per annum. The Fund will expense the cost of the Wrapper Agreements.

      As described in the Prospectus, the Wrapper Agreements are considered illiquid securities. Therefore, the value of all Wrapper Agreements and other illiquid securities will not exceed 15% of the Fund's net assets. If the value of all Wrapper Agreements and other illiquid securities exceeds 10% of the Fund's net assets at any time, the Manager will take steps to reduce the value of the Wrapper Agreements to 10% or less of net assets. In the unlikely event that the value of all Wrapper Agreements exceed 15% of net assets for 90 consecutive days, then each Wrapper Provider will be required to make a pro-rata payment to the Fund in an amount sufficient to reduce the value of all Wrapper Agreements to 15% of net assets. Any such payments will be accumulated by the Fund with interest using the Crediting Rate. Any such payment will be repaid by the Fund in monthly installments. The Fund may defer any monthly installment if Fund redemptions in such month exceed purchases during the preceding six month period or the value of all Wrapper Agreements has been greater than 7.5% on any day during the prior month. All payments, with accrued interest shall be repaid in full if, in any month, the value of all Wrapper Agreements is zero or less. In lieu of the payment to the Fund as described above, a Wrapper Provider may secure such payment obligation by providing the Fund with a perfected security interest in a portfolio of high-quality liquid securities.

      If a Wrapper Agreement is terminated by the Wrapper Provider, normally, the Wrapper Provider will be required to make a single sum payment equal to the positive value of the terminating Wrapper Provider's share of the Covered Assets on a mutually agreed to maturity date that will not be earlier than the effective date of termination, plus a number of years equal to the duration of the Fund on the date of termination. If the value of the Wrapper Agreement on the maturity date is zero or less, no payment will be required by the Wrapper Provider. However, the Wrapper Agreements may provide the Wrapper Providers with the ability to terminate the Wrapper Agreements with no further obligation to the Fund if the Manager allows distributions from the Fund other than for benefit sensitive payments to plan participants, if the Fund's Manager or the Fund's objective or investment policies are changed without the consent of the Wrapper Provider, the Fund's assets are invested in securities other than as set forth in the Prospectus, someone other than the Manager exercises investment discretion over the Fund, the Wrapper fees remain unpaid for a stated period of time, the Fund is terminated or amended or its administrative practices are changed in a manner that may materially alter the Wrapper Provider's duties, rights, obligations or liabilities or materially alter deposits to or withdrawals from the Fund, the Manager permits plans to invest in the Fund that do not meet the Wrapper Agreement's stated underwriting standards, or the Fund's Investment Company Act registration lapses or is suspended.

      O Risks of Investing in Wrapper Agreements. In the event of the default of a Wrapper Provider, the Fund could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Fund as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Fund under those circumstances. In addition, the Fund may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper Provider. If the Fund were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Fund's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Fund unable to achieve its investment objective of seeking to maintain a stable value per Share.

      With respect to payments made under the Wrapper Agreements between the Fund and the Wrapper Provider, some Wrapper Agreements, as noted in the Fund's prospectus, provide that payments may be due upon disposition of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Covered Assets are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Fund the difference between Book Value and market value, each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Fund will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed maturity or termination date. That may adversely effect the yield of the Fund.

      The Wrapper Agreements typically provide that either the Wrap Provider or the Fund may terminate the Wrapper Agreement upon specified notice to the other party. If a Wrapper Agreement is terminated the Fund intends to purchase a new Wrapper Agreement from another financial institution on terms substantially similar to those of the terminated Wrapper Agreement. However, there may be certain circumstances in which substitute Wrapper Agreements are unavailable or are available only on terms the Fund considers disadvantageous.

      In such circumstances, the Wrapper Agreements permit the Fund to convert the terminating Wrapper Agreement into a maturing Wrapper Agreement. The maturity period for a terminating Wrapper Agreement will approximate the investment duration of the Fund at that time. During that maturity period the terminating Wrapper Agreement will apply to a distinct investment portfolio within the Fund. That distinct portfolio will be managed to a declining investment duration, as required by the Wrapper Agreement. The terminating Wrap Provider will continue to be responsible for paying its proportionate share of any payments required to satisfy redemption requests. The terminating Wrapper Agreement will have a distinct Crediting Rate, reflecting its distinct investment portfolio. The Fund's overall Crediting Rate will reflect a blending of the Crediting Rate on the terminating Wrapper Agreement and the Crediting Rate on the remaining Wrapper Agreements.

Other Securities the Fund May Purchase. From time to time, when the Manager determines that it would be advantageous to the Fund, the Fund may invest in any of the securities described below either exclusively or in addition to its investment in the underlying funds.

           |_| Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

           |_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
        U.S.;
o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o       possibilities in some countries of expropriation, confiscatory taxation,
        political,   financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

           In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

           |_| Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective.

         |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

      o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values. o vendors the Fund depends on to carry out its business, such as its Custodian (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund. o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's Custodian has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio manager will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

        |X| Debt Securities. The Fund can invest in a variety of debt securities to seek its objective. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

           |_| Credit Risks. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent that lower-yield, higher-quality bonds.

      The Fund's debt investments can include high yield, non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., at least "BBB" by Standard & Poor's Ratings Group or Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they are assigned a rating by the Manager of comparable quality to bonds having similar yield and risk characteristics within a rating category of a rating organization.

      The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets. The Fund may shift its investment focus to securities of longer maturity as interest rates decline and to securities of shorter maturity as interest rates rise.

           |_| Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

           |_| Special Risks of Lower-Grade Securities. The Fund can invest up to 10% of its net assets in lower-grade debt securities, if the Manager believes it is consistent with the Fund's objective. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower-grade securities to try to achieve higher income.

      "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities. The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

      |X| Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment  risks can lead to substantial  fluctuations  in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

           |_|  Collateralized  Mortgage  Obligations.   CMOs  are  multi-class
bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1) pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
(2)        unsecuritized   mortgage   loans  insured  by  the  Federal   Housing
           Administration or guaranteed by the Department of Veterans' Affairs,
(3) unsecuritized conventional mortgages, (4) other mortgage-related securities, or (5) any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

      |X| U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-charted corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

             |_| U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of from one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

                |_| Treasury Inflation-Protection Securities. The Fund can buy these U.S. Treasury securities, called "TIPS," that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

             |_| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

             |_|     U.S. Government Mortgage-Related  Securities. The Fund can
invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

                |_| GNMA Certificates. The Government National Mortgage Association ("GNMA") is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration

      The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

                |_| Federal Home Loan Mortgage Corporation Certificates ("FHLMC"). FHLMC, a corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in: (i) interest payments less servicing and guarantee fees, (ii) principal prepayments and (iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

                |_| Federal National Mortgage Association (Fannie Mae) Certificates. Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

           |_| Zero-Coupon U.S. Government Securities. The Fund may buy zero-coupon U.S. government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during its fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, but it is not expected that the Fund's portfolio turnover rate will exceed 100%.

      Increased turnover of the debt securities the Fund purchases directly creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. The Fund incurs no brokerage and transaction costs when it buys and sells shares of the underlying funds. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      |X| Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest securities, and "stripped" securities of corporations and of foreign government issuers. These are similar in structure to zero-coupon and "stripped" U.S. government securities, but in the case of foreign government securities may or may not be backed by the "full faith and credit" of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

      |X| "Stripped" Mortgage-Related Securities. The Fund can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X| Preferred Stocks. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |X| Floating Rate and Variable Rate Obligations. Variable rate obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.
      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard. The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund may invest in securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" (or "forward-commitment") basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|  Participation   Interests.  The  Fund  may  invest  in  participation
interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares in the absence of the Wrapper Agreements. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  may  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      |X| Loans of Portfolio Securities. To raise cash for liquidity purposes or income, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund currently does not intend to lend securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

      |X| Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interests in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

      |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Among the derivative investments the Fund can invest in are structured notes called "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Fund can use hedging instruments. It is not obligated to use them in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
      |_|  sell futures contracts,
      |_| buy puts on such futures or on securities, or |_| write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
      |_|  buy futures, or
      |_|  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |_| Futures.  The Fund can buy and sell futures  contracts  that relate to
(1) broadly-based securities indices (these are referred to as "financial futures"), (2) commodities (these are referred to as "commodity index futures"),
(3) debt securities (these are referred to as "interest rate futures"), and (4) foreign currencies (these are referred to as "forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.
      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (other than forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_| Put and Call Options. The Fund may buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

           |_| Writing Covered Call Options. The Fund can write (that is, sell) covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. There is no limit on the amount of the Fund's total assets may be subject to covered calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

           |_| Writing Put Options. The Fund can sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

           |_| Purchasing Calls and Puts. The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Fund may also purchase calls and puts on spread options. Spread options pay the difference between two interest rates, two exchange rates or two referenced assets. Spread options are used to hedge the decline in the value of an interest rate, currency or asset compared to a reference or base interest rate, currency or asset. The risks associated with spread options are similar to those of interest rate options, foreign exchange options and debt or equity options.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

           |_| Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its Custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's Custodian bank.

      |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.


      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

      |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying to its Custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

      |_| Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

      |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations: |_| obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
|_|   commercial paper (short-term,  unsecured promissory notes) of domestic or foreign companies,
|_| debt obligations of domestic or foreign corporate issuers, |_| certificates of deposit and bankers' acceptances of domestic and foreign
           banks having total assets in excess of $1 billion, and |_| repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Other Investment Restrictions

      The Fund's most significant investment restriction is set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      FUNDAMENTAL POLICIES: Under these additional restrictions, the Fund cannot:

      (1) purchase or sell real estate, commodities or commodity contracts; however, the Fund may use hedging instruments approved by its Board whether or not such hedging instruments are considered commodities or commodity contracts;
      (2) underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio;
      (3) lend money, except that the Fund may (a) lend its portfolio securities, (b) purchase debt securities which are permitted by the Fund's investment policies and restrictions, (c) enter into repurchase agreements, and
(d) lend money to other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans);
      (4) borrow money in excesss of one-third of the value of its total assets. The Fund can borrow only from other affiliated funds and from banks for temporary or emergency purposes, and the Fund can borrow only from banks for investment purposes. The Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment Company Act of 1940;
      (5) issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Non-Fundamental Investment Restrictions. The following operating policies of the Fund are not fundamental policies and, as such, may be changed by vote of a majority of the Fund's Board of Trustees without shareholder approval. These additional restrictions provide that the Fund cannot:

|_| purchase securities on margin. However, the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.
|_|   invest in companies  for the purpose of acquiring  control or  management of those companies.

      The percentage restrictions described above and in the Prospectus are applicable only at the time of investment and require no action by the Fund as a result of subsequent changes in value of the investments or the size of the Fund.

How the Fund is Managed

Organization and History

      As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of at least 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      Shares of the Fund represent an interest in the Fund proportionately equal to the interest of each other share of the same class and entitle the holder to one vote per share (and a fractional vote for a fractional share) on matters submitted to their vote at shareholders' meetings. Shareholders of the Fund vote together in the aggregate on certain matters at shareholders' meetings, such as the election of Trustees and ratification of appointment of auditors for the Trust. Shareholders of a particular class vote separately on proposals which affect that class, and shareholders of a class which is not affected by that matter are not entitled to vote on the proposal. Shareholders of a class vote on certain amendments to the Distribution and/or Service Plans if the amendments affect that class.

      The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Trust or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares provided that the proportionate beneficial interest of a shareholder in the Fund is not changed. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Fund, and any shareholder of the Fund, agrees under the Fund's Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand which may arise out of any dealings with the Fund, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are set forth below. The address for each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees or directors of Oppenheimer Growth Fund, Oppenheimer Municipal Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Capital Appreciation Fund, Oppenheimer U.S. Government Trust, Oppenheimer New York Municipal Fund, Oppenheimer California Municipal Fund, Oppenheimer Multi-State Municipal Trust, Oppenheimer Multiple Strategies Fund, Oppenheimer Developing Markets Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Discovery Fund, Oppenheimer Enterprise Fund, Oppenheimer Series Fund, Inc., Oppenheimer International Growth Fund, Oppenheimer Global Fund, Oppenheimer Global Growth & Income Fund, Oppenheimer Multi-Sector Income Trust and Oppenheimer World Bond Fund, Oppenheimer Europe Fund, Oppenheimer International Small Company Fund and Oppenheimer Large Cap Fund (collectively, the "New York-based Oppenheimer funds"), except that Ms. Macaskill is not a director of Oppenheimer Money Market Fund, Inc. Ms. Macaskill and Messrs. Bishop, Bowen, Donohue, Farrar and Zack hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of the date of this Statement of Additional Information, the Trustees and officers of the Fund do not own any shares.

Leon Levy, Chairman of the Board of Trustees; Age: 73
280 Park Avenue, New York, NY 10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee; Age: 65
19750 Beach Road, Jupiter Island, FL 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman of the Manager, OppenheimerFunds, Inc. (October 1995 to December 1997); Vice President (June 1990 to March 1994) and General Counsel of Oppenheimer Acquisition Corp., the Manager's parent holding company; Executive Vice President (December 1977 to October 1995), General Counsel and a director (December 1975 to October 1993) of the Manager; Executive Vice President and a director (July 1978 to October 1993) and General Counsel of the Distributor, OppenheimerFunds Distributor, Inc.; Executive Vice President and a director (April 1986 to October 1995) of HarbourView Asset Management Corporation; Vice President and a director (October 1988 to October 1993) of Centennial Asset Management Corporation, (HarbourView and Centennial are investment adviser subsidiaries of the Manager); and an officer of other Oppenheimer funds.

Benjamin Lipstein, Trustee; Age: 75
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill, President and Trustee; Age: 501#
President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView; Chairman and a director of SSI (since August 1994), and SFSI (September 1995); President (since September 1995) and a director
(since October 1990) of OAC; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund manager subsidiary of the Manager ("OFIL"); Chairman, President and a director of Oppenheimer Millennium Funds plc (since October 1997); President and a director or trustee of other Oppenheimer funds; Member, Board of Governors, NASD, Inc.; and a director of Hillsdown Holdings plc (a U.K. food company); formerly a director of NASDAQ Stock Market, Inc.

Elizabeth B. Moynihan, Trustee; Age: 69
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State.

Kenneth A. Randall, Trustee; Age: 71
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company.

Edward V. Regan, Trustee; Age: 68
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); formerly New York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee; Age: 67
8 Sound Shore Drive, Greenwich, Connecticut 06830
Retired Founder Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directorship Inc. (corporate governance consulting); a director of Professional Staff Limited (U.K); a trustee of Mystic Seaport Museum, International House, and Greenwich Historical Society.

Donald W. Spiro, Vice Chairman and Trustee; Age: 73 2
Chairman Emeritus (since August 1991) and a director (since January 1969) of the Manager; formerly Chairman of the Manager and the Distributor.

Pauline Trigere, Trustee; Age: 86
498 Seventh Avenue, New York, New York 10018
Chairman and Chief Executive Officer of P.T. Concept (design and sale of women's fashions).

Clayton K. Yeutter, Trustee; Age: 68
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan & Hartson (a law firm); a director of Zurich Financial Services (financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (insurance), FMC Corp. (chemicals and machinery) and Texas Instruments, Inc. (electronics); formerly (in descending chronological order), Counsellor to the President
(Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, U.S. Trade Representative; formerly a director of B.A.T. Industries, Ltd. (tobacco and financial
services),   IMC  Global   (fertilizer)   and  Lindsay  Mfg.  Co.   (irrigation
equipment).

Andrew J. Donohue, Secretary; Age: 48
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director (since September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993), and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial (since September
1995); President, General Counsel and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April 1997) of OAC; Vice President and a director of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Brian Wixted, Treasurer; Age: 39
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President of the Manager (since March 1999); Formerly a Principal and Chief Operating Officer of the Mutual Fund Services Division of Bankers Trust Company (3/95 - 3/99), and Vice President and Chief Financial Officer of C.S. First Boston Investment Management Corporation (91-95). John S. Kowalik, Vice President and Portfolio Manager; Age: 41 Senior Vice President of the
Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989-1998).

Robert J. Bishop, Assistant Treasurer; Age: 40
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 33
6803 South Tucson Way, Englewood,  Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc and OFIL (since October 1997); an officer of other Oppenheimer funds.

        Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Ms. Macaskill and Mr. Spiro) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund with respect to the Fund's current fiscal year. The compensation from all of the New York-based Oppenheimer funds is compensation received as a director, trustee or member of a committee of the Board during the 1998 calendar year.

                                    Retirement     Total
                      Aggregate           Benefits Compensation
                      Compensation  Accrued as     From All
                      From          Part of Fund   New York-based
Name and Position         the Fund(1)              Expenses   Oppenheimer
Funds(2)

Leon Levy,                $2,981          $1,979    $162,600
  Chairman and Trustee

Robert G. Galli       $  462        $0             $ 74,875
   Study Committee Member,
   Audit Committee Member
   and Trustee


Benjamin Lipstein         $3,259          $2,393    $140,550
  Study Committee Chairman,
  Audit Committee  Member
  and Trustee

Elizabeth B. Moynihan $  610        $0             $ 99,000
  Study Committee Member
  and Trustee

Kenneth A. Randall        $1,801          $1,242    $ 90,800
  Audit Committee Chairman
  and Trustee

Edward V. Regan           $  553          $0        $ 89,800
  Proxy Committee Chairman,
  Audit Committee Member
  and Trustee

Russell S. Reynolds, Jr.  $  779          $  365    $ 67,200
  Proxy Committee Member
  and Trustee

Pauline Trigere, Trustee  $1,166          $  797    $ 60,000

Clayton K. Yeutter(3)     $  414          $0        $ 67,200
  Proxy Committee Member
  and Trustee
----------------------
(1) Estimated to be received during the Fund=s current fiscal year ending September 30, 1999.
(2) For the 1998 calendar year.
(3) Includes $12,706 deferred under the Deferred Compensation Plan described below.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.


Major Shareholders. As of the date of this Statement of Additional Information, the Manager was the sole initial shareholder of the Fund's outstanding Class A, Class B, Class C and Class Y shares.

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corporation ("OAC"), a holding company controlled by
Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Ms. Bridget A. Macaskill and Mr. James
C. Swain) serve as Trustees of the Fund.

      The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

      O Portfolio Management. The Portfolio Manager of the Fund is John Kowalik, who is principally responsible for the day-to-day management of the Fund's portfolio. Mr. Kowalik's background is described in the Prospectus under "Portfolio Manager."

      O The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the Investment Advisory Agreement or by the Distributor under the Distribution Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation. Under the Investment Advisory Agreement, the Manager does not charge the Fund a fee for its services.

      The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the Investment Advisory Agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the Agreement relates. The Investment Advisory Agreement permits the Manager to act as investment advisor to any other person, firm or corporation.

      O The Distributor. Under its Distribution Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales (other than those paid under the Distribution and Service Plans, but including advertising and the cost of printing and mailing prospectuses other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

      O The Transfer Agent. OppenheimerFunds Services, the Fund's transfer agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Performance of the Fund

Yield and Total Return Information. From time to time the "standardized yield," "dividend yield," "average annual total return", "total return," and "total return at net asset value" of an investment in a class of the Fund may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisement of its performance must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5 and 10-year periods (or the life of the class, if less) as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its yields and total returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Yields and total returns for any given past period are not a prediction or representation by the Fund of future yields or rates of return on its shares. The yields and total returns of Class A, Class B, Class C and Class Y shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to a particular class.

      O Yield

      |_| Standardized Yield. The "standardized yield" (referred to as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below. It is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                    Standardized Yield = 2[(a-b
                                            ---  + 1)6 - 1 ]
                                            cd

      The symbols above represent the following factors:

      a =dividends and interest earned during the 30-day period.
      b =expenses accrued for the period (net of any expense reimbursements).
      c =the average  daily number of shares of that class  outstanding  during the 30-day period that were entitled to receive dividends.
      d =the maximum offering price per share of the class on the last day of the period, using the current maximum sales charge rate adjusted for undistributed net investment income.

     The standardized yield for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

        Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on shares of a class during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated 30-day period are added together and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

Dividend Yield =    dividends  paid x 12/maximum  offering price (payment date)

      The maximum offering price for Class A shares includes the maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      O  Total Return Information

      G Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment according to the following formula:

                              ERV  1/n
                              ---       - 1 = Average Annual Total Return
                               P

      G Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                              ERV-P
                              -----  = Cumulative Total Return
                                P

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as discussed below). For Class B shares, the payment of the current contingent deferred sales charge (4.0% for the first year, 3.0% for the second year, 2.0% for the third and fourth years, 1.0% in the fifth year and none thereafter) is applied to the investment result for the time period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

      G Total Returns at Net Asset Value. From time to time the Fund may also quote an "average annual total return at net asset value" or a cumulative "total return at net asset value" for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The Lipper performance rankings are based on total returns that include the reinvestment of capital gains distributions and income dividends but does not take sales charges or taxes into consideration.

      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds, municipal bond funds, based on risk-adjusted total investment returns. Investment return measures a fund's or class=s one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund=s sales charges and expenses. Risk measures a fund=s or class=s performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund=s or class=s 3-year ranking or its combined 3-and 5-year ranking (weighted 60%/40%, respectively, or its combined 3-,5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.


      The Fund may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund=s 3-year performance based on Morningstar=s classification of the fund=s investments and investment style, rather than how a fund defines its investment objective. Morningstar=s four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.

      The performance of the Fund's Class A, Class B, Class C, or Class Y shares may also be compared in publications to (i) the performance of various market indices or other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      From time to time the Fund may also include in its advertisements and sales literature performance information about the Fund or rankings of the Fund's performance cited in newspapers or periodicals, such as The New York Times. These articles may include quotations of performance from other sources, such as Lipper or Morningstar.

      From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or the Transfer Agent), by independent third-parties, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. These ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others. in relation to other equity funds.

      When comparing yield, total return and investment risk of an investment in Class A, Class B or Class C shares of the Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

Distribution and Service Plans

      The Fund has adopted a Service Plan for Class A Shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund will compensate the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. The shareholder vote for the Distribution and Service Plans for Class A, Class B and Class C shares was cast by the Manager as the sole initial holder of Class A, Class B and Class C shares of the Fund.

      In addition, under the Plans, the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, and those payments are at no cost to the Fund. The Distributor and the Manager may, in their sole discretion increase or decrease the amount of payments they make to Recipients from their own resources.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Fund's Board of Trustees including its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase payments under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Board and the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund is to provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment and the purpose of the payments. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal quarter by the Distributor may not be recovered under the Class A Plan in subsequent fiscal quarters. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.

      The Class B and Class C Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year Class B and Class C shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance payment of the service fee. In the event Class B or Class C shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance of the service fee payment to the Distributor.

      Although the Class B and the Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B Plan and the Class C Plan by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plan are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. The Distributor anticipates that it will take a number of years for it to recoup (from the Fund's payments to the Distributor under the Class B or Class C Plan and from contingent deferred sales charges collected on redeemed Class B or Class C shares) the sales commissions paid to authorized brokers or dealers.

      Asset-based sales charge payments are designed to permit an investor to purchase shares of the Fund without the assessment of a front-end sales load and at the same time permit the Distributor to compensate brokers and dealers in connection with the sale of Class B and Class C shares of the Fund. The Class B and Class C Plans provide for the Distributor to be compensated at a flat rate whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans or provide such financing from its own resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

ABOUT A PLAN'S ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B, Class C and Class Y Shares. The availability of four classes of shares permits a Plan to choose the method of purchasing shares that is more beneficial to the Plan depending on the amount of the purchase, the length of time the Plan expects to hold shares and other relevant circumstances. Plans should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept any order for $500,000 or $1 million or more of Class B or Class C shares, respectively, on behalf of a single Plan (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that Plan to purchase Class A shares of the Fund instead.

      The four classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      The  methodology  for  calculating  the net  asset  value,  dividends  and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to unaffiliated Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day the Exchange is open by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; it may also close on other days. Trading may occur in U.S. Government Securities at times when the Exchange is closed (including weekends and holidays or after 4:00 P.M., on a regular business day). Because the net asset values of the Fund will not be calculated on those days, the Fund=s net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund may be significantly affected on such days when shareholders may not purchase or redeem shares.

      Pursuant to procedures adopted by the Fund's Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value of the applicable Covered Assets. If the market value of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Fund's Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Fund's Board determines that a Wrapper Provider is unable to make such payments, the Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

        Puts, calls and futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers. If the Manager is unable to locate two active market makers willing to give quotes, the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for such purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If the Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or broker-dealer incurs little or no selling expenses.

      O The Oppenheimer funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following:

Limited Term New York Municipal Fund Oppenheimer Convertible Securities Fund Oppenheimer Bond Fund Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Champion Income Fund Oppenheimer Developing Markets Fund Oppenheimer Disciplined Allocation Fund Oppenheimer Disciplined Value Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Capital Income Fund Oppenheimer Europe Fund Oppenheimer Florida Municipal Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer High Yield Fund Oppenheimer Multiple Strategies Fund Oppenheimer Intermediate Municipal Fund

Oppenheimer Insured Municipal Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street California Municipal Fund Oppenheimer Main Street Growth & Income Fund Oppenheimer MidCap Fund Oppenheimer Municipal Bond Fund Oppenheimer New Jersey Municipal Fund Oppenheimer New York Municipal Fund
Oppenheimer Pennsylvania Municipal Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Small Cap Value Fund Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Strategic Income Fund Oppenheimer Real Asset Fund Oppenheimer Total Return Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund Rochester Fund Municipals*

the following "Money Market Funds":

Centennial Money Market Trust
Centennial Government Trust
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves

----------------------
* Shares of the Fund are not presently exchangeable for shares of these funds.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a CDSC).

      O Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount as described in the Prospectus.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

      For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.



      G  Terms of Escrow That Apply to Letters of Intent

      1.Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3.If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4.By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5.The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A shares or Class B shares acquired in exchange for either
(i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6.Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

      There is a front-end sales charge on the purchase of Class A shares of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Transfer Agent, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases: (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.

How to Sell Shares

      Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

      O Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $1,000 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

      O Selling Shares by Wire. The wire of redemption proceeds may be delayed if the Fund's Custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

      O Payments "In Kind." The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, conditions exist that make cash payments undesirable, or for other reasons the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund and Wrapper Agreements, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The shares of the underlying funds distributed in-kind shall be the net asset value for those securities and the Wrapper Agreements shall be valued as they are for purposes of computing the Fund's net asset value. To the extent that a redemption in-kind includes Wrapper Agreements, the Fund will assign to the redeeming Plan one or more Wrapper Agreements issued by the Wrapper Providers covering the securities of the underlying fund that are distributed in-kind. The terms and conditions of Wrapper Agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the Wrapper Agreements held by the Fund. Wrapper Agreements are not liquid securities and may impose restrictions on termination or withdrawal, including notice periods of one year or more for non-participant directed withdrawals. The maintenance of Wrapper Agreements distributed in-kind may also require that a Plan pay fees to the Wrapper Provider directly, rather than through the Fund. Such fees are anticipated to be comparable to the fees paid by the Fund with respect to Covered Assets (typically 0.10% to 0.25% per dollar of Covered Assets). And, in most circumstances the Wrapper Agreements will be of value to the Plan only as long as the Plan holds shares of the underlying funds.

      A Wrapper Provider, prior to the assignment of a Wrapper Agreement to a shareholder, may require the shareholder to represent and warrant that such assignment does not violate any applicable laws. Moreover, the Wrapper Provider may require the shareholder to obtain at its own expense the services of a qualified professional asset manager acceptable to the Wrapper Provider to manage the Covered Assets distributed in-kind in conformity with the Wrapper Agreement provisions. In the event a Wrapper Agreement cannot be assigned to the shareholder, the Fund in its discretion may satisfy the redemption request through (a) a cash payment, (b) a redemption in-kind consisting entirely of Covered Assets, (c) a combination of cash and Covered Assets, or (d) the Fund may give the redeeming shareholder the opportunity to choose between one of the foregoing options or providing the Fund with 12 months notice of its request for such redemption (which 12-month notice option would cause the redemption not to be subject to the redemption fee).

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder.

      O Redemption Fee. As described in the prospectus, any redemption of Fund shares by the plan sponsor without first providing the Fund's transfer agent at least 12 months prior written notice, will be subject to a 2% redemption fee in addition to any applicable contingent deferred sales charge. If a plan (or group of affiliated plans) holds less than 1% of the outstanding shares of the Fund, and if any decision or action of an employer or plan sponsor which affects a significant number of plan participants, such as, but not limited to, plant closings, divestitures, partial plan termination, bankruptcy, layoff or early retirement incentive programs, results in redemption of Fund shares without 12 months notice, then those redemptions may be subject to a redemption fee. However, the redemption fee will not be assessed against any such redemptions if, as a direct result of such decision or action by the employer or plan sponsor, the affected Plan participants suffer an immediate, involuntary loss of employment.

Reinvestment Privilege. Within six months of a redemption, a plan may reinvest all or part of the redemption proceeds of (i) Class A shares that the plan purchased subject to an initial sales charge, or (ii) Class B shares on which the plan paid a contingent deferred sales charge when it redeemed them, without sales charge. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case, the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Class A, Class B and Class C shares are not subject to the payment of a contingent deferred sales charge at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Exchange Plans. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions as stated below [and in the provisions of the OppenheimerFunds Application relating to such Plans], as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

      O Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund Inc., which only offer Class A shares and Oppenheimer Main Street California Tax Exempt Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401 (k) plans). A current list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.

      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

      Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds except Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.

      No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998). The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, the shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange request from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends on newly purchased shares will not be declared or paid until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (i.e., to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of the Fund as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B, Class C and Class Y shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes. Dividends on Class A shares are expected to be lower than dividends on Class Y shares as a result of the service fee.

      If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of the Fund's investment policies, shareholders may have a non-taxable return of capital, which will be identified in notices to shareholders. A return of capital is a return of a shareholder=s original investment and is therefore not to be considered a taxable distribution. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Under the Internal Revenue Code, by December 31 each year the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Additional Information About The Fund

The Custodian. Citibank, N.A. is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and with the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank of Portfolio Securities
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado  80202

Legal Counsel
      Gordon Altman Butowsky
        Weitzen Shalov & Wein
      114 West 47th Street
      New York, New York 10036

--------
      1Trustee who is an Ainterested person@ of the Fund and of the Manager. # Not a Director of Oppenheimer Money Market Fund, Inc.
      2Trustee who is an Ainterested person@ of the Fund and of the Manager.

                OPPENHEIMER CAPITAL PRESERVATION FUND

                               PART C

                          OTHER INFORMATION


    Item 24.  Financial Statements and Exhibits
--------     ------------------------------
      (a)  Financial Statements:
           --------------------

           (1) Financial Highlights (See Parts A and B): Not applicable.

           (2)  Report of Independent Auditors (See Part B):*

           (3) Statement of Investments (See Part B): Not applicable.

           (4)  Statement of Assets and Liabilities (See Part B):*

           (5) Statement of Operations (See Part B): Not applicable.

           (6) Statement of Changes in Net Assets (See Part B): Not applicable.

           (7) Notes to Financial Statements (See Part B): Not applicable.

--------------
* To be filed by amendment

      (b)  Exhibits:
           --------
           (1) (i) Declaration of Trust dated 6/2/98: Previously filed with Registrant's Initial Registration Statement, 6/5/98, and incorporated herein by reference.

                (ii)  Amendment No. 1 to  Declaration  of Trust dated  3/18/99:
Filed herewith.

           (2) By-Laws dated 6/2/98: Previously filed with Registrant's Initial Registration Statement, 6/5/98, and incorporated herein by reference.

           (3) Not applicable.

           (4) (i) Specimen Class A Share Certificate: Filed herewith. (ii) Specimen Class B Share Certificate: Filed herewith. (iii)
                Specimen Class C Share Certificate: Filed herewith. (iv) Specimen Class Y Share Certificate: Filed herewith.

           (5) Investment Advisory Agreement dated 4/6/99: Filed herewith.

           (6) (i) General Distributor's Agreement dated 4/6/99: Filed herewith.

                (ii)  Form  of  Oppenheimer  Funds  Distributor,   Inc.  Dealer
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                (iii)  Form  of  Oppenheimer  Funds  Distributor,  Inc.  Broker
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                (iv)  Form  of  Oppenheimer  Funds  Distributor,   Inc.  Agency
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

           (7) Form of Trustee Deferred Compensation Agreement: Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/98 and incorporated herein by reference.

           (8) Custody Agreement between Registrant and Citibank, N.A.: To be filed by amendment.

           (9) Not applicable.

(10) Opinion and Consent of Counsel: To be filed by amendment.

           (11) Independent Auditors' Consent: To be filed by amendment.

           (12) Not applicable.

           (13) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

           (14) (i) Form of prototype Standardized and Non-Standardized Profit-Sharing Plans and Money Purchase Plans for self-employed persons and corporations: Filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92, and refiled with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 12/1/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

                (ii) Form of Individual  Retirement  Account  Trust  Agreement:
Filed with Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

                (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations:
Previously filed with Post-Effective Amendment No. 47 of the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

                (iv) Form of simplified Employee Pension IRA: Previously filed with Post-Effective Amendment No. 42 of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated by reference.

                (v) Form of Prototype 401(k) Plan: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg No. 33-47378), 9/28/95, and incorporated herein by reference.

           (15) (i) Service Plan and Agreement for Class A shares under Rule 12b-1: Filed herewith.

                (ii) Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1: Filed herewith.

                (iii) Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1: Filed herewith.

           (16) Performance Data Computation Schedule: Not applicable.

           (17) (i) Financial Data Schedule for Class A shares: Not applicable.

                (ii) Financial Data Schedule for Class B shares: Not applicable.

                (iii)   Financial   Data  Schedule  for  Class  C  shares:   Not
applicable.

                (iv) Financial Data Schedule for Class Y shares: Not applicable.

           (18) OppenheimerFunds Multiple Class Plan under Rule 18f-3 dated 3/18/96: Previously filed with the initial Registration Statement on Form N-1A of Oppenheimer MidCap Fund (Reg. No. 333-31533), 7/18/97, and incorporated herein by reference.

      --   Powers of  Attorney  and  Certified  Board  Resolutions:  Previously
filed  with  Registrant's   Initial   Registration   Statement,   6/5/98,   and
incorporated herein by reference.




Item 25.   Persons Controlled by or Under Common Control
           with Registrant
--------        ------------------------------------------------------------

           None

Item 26.   Number of Holders of Securities
--------        ---------------------------------------
                                          Number of
                                          Record Holders
                                          as of the date of
Title of Class                                 this Registration Statement
--------------                                 --------------------------

Class A Shares of Beneficial Interest
Class B Shares of Beneficial Interest
Class C Shares of Beneficial Interest
Class Y Shares of Beneficial Interest

Item 27.   Indemnification
--------        ---------------

      Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Name and Current Position      Other Business and Connections
with OppenheimerFunds, Inc.    During the Past Two Years

Charles E. Albers,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds  (since   April   1998);   a
                               Chartered  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor  Services,  the  investment  management
                               subsidiary  of  The  Guardian   Life   Insurance
                               Company (since 1972).

Edward Amberger,
Assistant                      Vice President Formerly Assistant Vice President,
                               Securities Analyst for Morgan Stanley Dean Witter
                               (May 1997 - April  1998);  and  Research  Analyst
                               (July  1996  -  May  1997),   Portfolio   Manager
                               (February   1992  -  July  1996)  and  Department
                               Manager (June 1988 to February 1992) for The Bank of New York.

Mark J.P. Anson,
Vice President                 Vice   President  of   Oppenheimer   Real  Asset
                               Management,   Inc.  ("ORAMI");   formerly,  Vice
                               President  of  Equity   Derivatives  at  Salomon
                                 Brothers, Inc.

Peter M. Antos,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst;  Senior Vice  President of  HarbourView
                               Asset  Management  Corporation  ("HarbourView");
                               prior to March,  1996 he was the  senior  equity
                               portfolio  manager for the Panorama Series Fund,
                               Inc. (the  "Company") and other mutual funds and
                               pension funds managed by G.R.  Phelps & Co. Inc.
                               ("G.R.    Phelps"),    the   Company's    former
                               investment adviser, which was a subsidiary of Connecticut Mutual Life Insurance Company; he was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                 None.

Victor Babin,
Senior Vice President          None.

Bruce Bartlett,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer  funds.  Formerly,  a Vice President
                               and  Senior   Portfolio   Manager  at  First  of
                               America Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer      Formerly    Senior   Vice    President,    Group
                               Executive,   and  Senior  Systems   Officer  for
                               American  International  Group  (October  1994 -
                               May, 1998).

John R. Blomfield,
Vice President                 Formerly Senior Product Manager (November,  1995
                               - August,  1997) of International Home Foods and
                               American Home Products  (March,  1994 - October,
                               1996).
Connie Bechtolt,
Assistant Vice President       None.

Kathleen Beichert,
Vice President                 None.

Rajeev Bhaman,
Vice President                 Formerly,   Vice   President   (January  1992  -
                               February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly, an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.

Chad Boll,
Assistant Vice President       None

George C. Bowen,
Senior Vice President, Treasurer
and Director                   Vice  President  (since June 1983) and Treasurer
                               (since    March   1985)   of    OppenheimerFunds
                               Distributor,  Inc.  (the  "Distributor");   Vice
                               President  (since  October  1989) and  Treasurer
                               (since April 1986) of  HarbourView;  Senior Vice
                               President   (since  February  1992),   Treasurer
                               (since July 1991)and a director  (since December
                               1991) of  Centennial;  President,  Treasurer and
                               a director  of  Centennial  Capital  Corporation
                               (since   June   1989);    Vice   President   and
                               Treasurer  (since  August  1978)  and  Secretary
                               (since  April  1981)  of  Shareholder  Services,
                               Inc.  ("SSI");  Vice  President,  Treasurer  and
                               Secretary  of  Shareholder  Financial  Services,
                               Inc.  ("SFSI") (since November 1989);  Assistant
                               Treasurer  of  Oppenheimer   Acquisition   Corp.
                               ("OAC")  (since  March,   1998);   Treasurer  of
                               Oppenheimer  Partnership  Holdings,  Inc. (since
                               November 1989); Vice President and Treasurer of ORAMI (since July 1996); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                 None.

Kevin Brosmith,
Vice President                 None.

Nancy Bush,
Assistant Vice President       None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division  Formerly,  Assistant Vice President of Rochester
                               Fund Services, Inc.

Michael Carbuto,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

John Cardillo,
Assistant Vice President       None.

Mark Curry,
Assistant Vice President       None.

H.C. Digby Clements,
Vice President:
Rochester Division             None.

O. Leonard Darling,
Executive Vice President       Chief  Executive  Officer and Senior  Manager of
                               HarbourView   Asset   Management    Corporation;
                               Trustee  (1993 - present) of Awhtolia  College -
                               Greece.

William DeJianne,              None.
Assistant Vice President

Robert A. Densen,
Senior Vice President          None.

Sheri Devereux,
Assistant Vice President       None.

Craig P. Dinsell
Executive                      Vice President Formerly, Senior Vice President of
                               Human  Resources for Fidelity  Investments-Retail
                               Division   (January,   1995  -  January,   1996),
                               Fidelity  Investments  FMR Co.  (January,  1996 -
                               June, 1997) and Fidelity  Investments FTPG (June,
                               1997 - January, 1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director                       An officer  and/or  portfolio  manager of certain
                               Oppenheimer funds.

John Doney,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director   Executive   Vice  President   (since   September
                               1993),  and a director  (since  January 1992) of
                               the   Distributor;   Executive  Vice  President,
                               General  Counsel and a director of  HarbourView,
                               SSI, SFSI and Oppenheimer  Partnership Holdings,
                               Inc.  since  (September  1995);  President and a
                               director of Centennial  (since  September 1995);
                               President  and a director  of ORAMI  (since July
                               1996);  General  Counsel  (since  May  1996) and
                               Secretary   (since  April  1997)  of  OAC;  Vice
                               President   and  Director  of   OppenheimerFunds
                               International,  Ltd.  ("OFIL")  and  Oppenheimer
                               Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Patrick Dougherty,             None.
Assistant Vice President

Bruce Dunbar,                  None.
Vice President

Daniel Engstrom,
Assistant Vice President       None.

George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President       None.

George Fahey,
Vice President                 None.

Scott Farrar,
Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly, an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.

Leslie A. Falconio,
Assistant Vice President       None.

Katherine P. Feld,
Vice President and Secretary Vice President and Secretary of the Distributor; Secretary of HarbourView, and Centennial; Secretary, Vice President and Director of Centennial Capital Corporation; Vice President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division             An officer,  Director and/or  portfolio  manager
                               of  certain  Oppenheimer  funds;   Presently  he
                               holds the following  other  positions:  Director
                               (since  1995) of ICI Mutual  Insurance  Company;
                               Governor  (since  1994) of St.  John's  College;
                               Director    (since    1994   -    present)    of
                               International  Museum of  Photography  at George
                               Eastman House.  Formerly,  he held the following
                               positions:  formerly,  Chairman of the Board and
                               Director of Rochester  Fund  Distributors,  Inc.
                               ("RFD");  President  and  Director  of  Fielding
                               Management Company, Inc. ("FMC");  President and
                               Director of  Rochester  Capital  Advisors,  Inc.
                               ("RCAI");  Managing Partner of Rochester Capital
                               Advisors,   L.P.,   President  and  Director  of
                               Rochester   Fund   Services,    Inc.    ("RFS");
                               President  and Director of Rochester Tax Managed
                               Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                               Corp.; Director (1993 - 1996) of VoiceMode.

Patricia Foster,
Vice President                 Formerly,  she held the following positions:  An
                               officer of certain former  Rochester funds (May,
                               1993 - January,  1996);  Secretary  of Rochester
                               Capital  Advisors,   Inc.  and  General  Counsel
                               (June,   1993  -  January   1996)  of  Rochester
                               Capital Advisors, L.P.

David Foxhoven,
Assistant Vice President       Formerly Manager,  Banking Operations Department
                               (July 1996-November 1998).

Jennifer Foxson,
Vice President                 None.

Erin Gardiner,
Assistant Vice President       None.

Linda Gardner,
Vice President                 None.

Alan Gilston,
Vice President                 Formerly,   Vice   President   (1987-1997)   for
                               Schroder Capital Management International.

Jill Glazerman,
Vice President                 None.

Robyn Goldstein-Liebler
Assistant Vice President       None.

Mikhail Goldverg
Assistant Vice President       None.

Jeremy Griffiths,
Executive Vice President and
Chief                          Financial  Officer  Chief  Financial  Officer and
                               Treasurer (since March, 1998) of Oppenheimer Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants; formerly, an accountant for Arthur Young (London, U.K.).

Robert Grill,
Senior Vice President Formerly, Marketing Vice President for Bankers Trust Company (1993-1996); Steering Committee Member, Subcommittee Chairman for American Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                 Formerly,  Vice  President  (September,  1989  -
                               January, 1997) of Bankers Trust Company.

Robert Haley
Assistant Vice President       Formerly,    Vice   President   of   Information
                               Services  for Bankers  Trust  Company  (January,
                               1991 - November, 1997).

Thomas B. Hayes,
Vice President                 None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,              None.
Assistant Vice President

Merryl Hoffman,
Vice President                 None.

Nicholas Horsley,
Vice President                 Formerly,  a Senior Vice President and Portfolio
                               Manager for Warburg,  Pincus  Counsellors,  Inc.
                               (1993-1997),   Co-manager  of  Warburg,   Pincus
                               Emerging   Markets   Fund   (12/94   -   10/97),
                               Co-manager   Warburg,    Pincus    Institutional
                               Emerging   Markets   Fund  -  Emerging   Markets
                               Portfolio  (8/96 - 10/97),  Warburg Pincus Japan
                               OTC  Fund,   Associate   Portfolio   Manager  of
                               Warburg   Pincus   International   Equity  Fund,
                               Warburg    Pincus     Institutional    Fund    -
                               Intermediate   Equity  Portfolio,   and  Warburg
                               Pincus EAFE Fund.

Scott T. Huebl,
Vice President                 None.

Richard Hymes,
Vice President                 None.

Jane Ingalls,
Vice President                 None.

Kathleen T. Ives,
Vice President                 None.

Christopher Jacobs,
Assistant Vice President       None.

William Jaume,
Vice President                 None.

Frank Jennings,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Susan Katz,
Vice President                 None.

Thomas W. Keffer,
Senior Vice President          None.

Erica Klein,
Assistant Vice President       None.

Avram Kornberg,
Vice President                 None.

John Kowalik,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager for certain OppenheimerFunds; formerly, Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President       None.



Michael Levine,
Vice President                 None.

Shanquan Li,
Vice President                 None.

Stephen F. Libera,
Vice President                 An officer and/or portfolio  manager for certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; a Vice President of HarbourView;  prior
                               to  March  1996,   the  senior  bond   portfolio
                               manager for Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also responsible for managing the public fixed-income securities department at
                               Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                 None.

Dan Loughran,
Assistant Vice President:
Rochester Division             None.

David Mabry,
Vice President                 None.

Steve Macchia,
Vice President                 None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                   Chief Executive  Officer (since September 1995);
                               President  and  director  (since  June  1991) of
                               HarbourView;  Chairman  and a  director  of  SSI
                               (since August 1994), and SFSI (September  1995);
                               President   (since   September   1995)   and   a
                               director    (since   October   1990)   of   OAC;
                               President   (since   September   1995)   and   a
                               director  (since  November  1989) of Oppenheimer
                               Partnership  Holdings,  Inc., a holding  company
                               subsidiary  of OFI; a director  of ORAMI  (since
                               July 1996) ;  President  and a  director  (since
                               October  1997) of OFIL, an offshore fund manager
                               subsidiary  of OFI  and  Oppenheimer  Millennium
                               Funds plc (since  October  1997);  President and
                               a  director  of  other   Oppenheimer   funds;  a
                               director of Hillsdown Holdings plc (a U.K. food company); formerly, an Executive Vice President of OFI.

Philip T. Masterson,
Vice President                 Formerly  an  Associate  at  Davis,   Graham,  &
                               Stubbs  (January  1998-July  1998);   Associate;
                               Myer,   Swanson,   Adams  &  Wolf,   P.C.   (May
                                1996-June 1998).

Loretta McCarthy,
Executive Vice President       None.

Kelley A. McCarthy-Kane
Assistant                      Vice   President   Formerly,   Product   Manager,
                               Assistant  Vice  President  (June 1995-  October,
                               1997) of Merrill Lynch Pierce Fenner & Smith.

Beth Michnowski,
Assistant                      Vice President  Formerly Senior Marketing Manager
                               May,  1996 - June,  1997) and Director of Product
                               Marketing   (August,   1992  -  May,  1996)  with
                               Fidelity Investments.

Lisa Migan,
Assistant Vice President       None.



Denis R. Molleur,
Vice President                 None.

Nikolaos Monoyios,
Vice President                 A Vice  President  and/or  portfolio  manager of
                               certain  Oppenheimer funds (since April 1998); a
                               Certified  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor Services,  the management subsidiary of
                               The  Guardian  Life  Insurance   Company  (since
                               1979).

Linda Moore,
Vice President                 Formerly,  Marketing Manager (July 1995-November
                               1996) for Chase Investment Services Corp.

Kenneth Nadler,
Vice President                 None.


David Negri,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President       None.

Robert A. Nowaczyk,
Vice President                 None.

Ray Olson,
Assistant Vice President       None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division             None.

Gina M. Palmieri,
Assistant Vice President       None.

Robert E. Patterson,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President       None.

Stephen Puckett,
Vice President                 None.

Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Michael Quinn,
Assistant                      Vice President Formerly, Assistant Vice President
                               (April,  1995 -  January,  1998)  of  Van  Kampen
                               American Capital.

Julie Radtke,
Vice President                 Formerly  Assistant  Vice President and Business
                               Analyst  for   Pershing,   Jersey  City  (August
                               1997-November     1997);     Senior     Business
                               Consultant,    American    International   Group
                               (January 1996-July 1997)

Russell Read,
Senior Vice President          Vice   President  of   Oppenheimer   Real  Asset
                               Management, Inc. (since March, 1995).

Thomas Reedy,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   formerly,   a  Securities
                               Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None
Ruxandra Risko,
Vice President                 None.

Michael S. Rosen,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President       None.

James Ruff,
Executive Vice President & Director None.

Valerie Sanders,
Vice President                 None.

Ellen Schoenfeld,
Assistant Vice President       None.

Martha Shapiro,
Assistant Vice President       None

Stephanie Seminara,
Vice President                 None.

Michelle Simone,
Assistant Vice President       None.

Richard Soper,
Vice President                 None.

Cathleen Stahl,
Vice President                 Assistant  Vice  President  & Manager of Women &
                                Investing Program

Nancy Sperte,
Executive Vice President       Executive     Vice     President,      Corporate
Developement.

Donald W. Spiro,
Chairman Emeritus and Director Vice Chairman and Trustee of the New York-based Oppenheimer Funds; formerly, Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since 1995) of
                               Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President          None.

Michael C. Strathearn,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of HarbourView.

Wayne Strauss,
Assistant Vice President: Rochester
Division Formerly Senior Editor, West Publishing Company (January 1997-March 1997).

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of OAMC, CAMC and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President       None.

Anthony A. Tanner,
Vice President:  Rochester Division None.

James Tobin,
Vice President                 None.

Jay Tracey,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President       None.

Maureen VanNorstrand,
Assistant Vice President       None.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Annette Von Brandis,
Assistant Vice President       None.

Teresa Ward,
Assistant Vice President       None.

Jerry Webman,
Senior Vice President          Director  of  New  York-based  tax-exempt  fixed
                               income Oppenheimer funds.

Christine Wells,
Vice President                 None.

Joseph Welsh,
Assistant Vice President       None.

Kenneth B. White,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of HarbourView.

William L. Wilby,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                                  HarbourView.

Carol Wolf,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                               Centennial;   Vice   President,    Finance   and
                               Accounting;    Point   of    Contact:    Finance
                               Supporters  of Children;  Member of the Oncology
                               Advisory Board of the Childrens Hospital.

Caleb Wong,
Assistant Vice President       None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General                        Counsel  Assistant  Secretary  of SSI  (since May
                               1985),  SFSI (since November  1989),  OFIL (since
                               1998), Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division             None.

Arthur J. Zimmer,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager  of  certain   Oppenheimer   funds;  Vice
                               President of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Large Cap Growth Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 28.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal         Positions & Offices     Positions & Offices
Business Address         with Underwriter        with Registrant

Jason Bach               Vice President          None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe              Vice President          None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship   Vice President          None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)       Vice President and      Vice President and
                         Treasurer               Treasurer of the
                                                 Oppenheimer funds.

Peter W. Brennan         Vice President          None
1940 Cotswold Drive
Orlando, FL 32825

Susan Burton(2)          Vice President          None

Erin Cawley(2)           Assistant Vice PresidentNone

Robert Coli              Vice President          None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin         Vice President          None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman           Vice President          None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone     Vice President          None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Joseph DiMauro           Vice President          None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Rhonda Dixon-Gunner(1)   Assistant Vice PresidentNone

Andrew John Donohue(2)   Executive Vice          Secretary of the
                         President & Director    Oppenheimer funds.
                         And General Counsel

John Donovan             Vice President          None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris           Vice President          None
4104 Harlanwood Drive
Fort Worth, TX 76109

Eric Edstrom(2)          Vice President          None

Wendy H. Ehrlich         Vice President          None
4 Craig Street
Jericho, NY 11753

Kent Elwell              Vice President          None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio             Vice President          None
11011 South Darlington
Tulsa, OK  74137

John Ewalt               Vice President          None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey             Vice President          None
412 Commons Way
Doylestown, PA 18901

Eric Fallon              Vice President          None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)     Vice President          None
& Secretary

Mark Ferro               Vice President          None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)    Vice President          None

John ("J") Fortuna(2)    Vice President          None

Ronald R. Foster         Senior Vice President   None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells   Vice President          None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto         Vice President          None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans            Vice President          None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity        Vice President          None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles               Vice President          None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)           Vice President/National None
Sales Manager

Michael Guman            Vice President          None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton           Vice President          None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger        Vice President          None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)          Assistant Vice PresidentNone

Kathleen T. Ives(1)      Vice President          None

Eric K. Johnson          Vice President          None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson          Vice President          None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman             Vice President          None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)         Vice President          None

Brian Kelly              Vice President          None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy             Vice President          None
799 Paine Drive
Westchester, PA  19382

Richard Klein            Vice President          None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause            Vice President          None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)           Vice President/         None
                         Director of Sales

Oren Lane                Vice President          None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson              Vice President          None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Dawn Lind                Vice President          None
7 Maize Court
Melville, NY 11747

James Loehle             Vice President          None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns              Vice President          None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion              Vice President          None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters            Vice President          None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)          Assistant Vice PresidentNone

Wesley Mayer(2)          Vice President          None

Theresa-Marie Maynier    Vice President          None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello      Vice President          None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough           Vice President          None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer              Vice President          None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)            Assistant Vice PresidentNone

Laura Mulhall(2)         Senior Vice President   None

Charles Murray           Vice President          None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray             Vice President          None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura    Vice President          None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel             Vice President          None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton            Vice President          None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski         Vice President          None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira            Vice President          None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit        Vice President          None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti            Vice President          None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett            Vice President          None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)          Senior Vice President   None

Minnie Ra                Vice President          None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring            Vice President          None
378 Elm Street
Denver, CO 80220

Michael Raso             Vice President          None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)     Vice President          None

Douglas Rentschler       Vice President          None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)        Vice President          None

Ian Robertson            Vice President          None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)      Vice President          None

Kenneth Rosenson         Vice President          None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)            President               None

Alfredo Scalzo           Vice President          None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler       Vice President          None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino        Vice President          None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp               Vice President          None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone(2)       Assistant Vice PresidentNone

Stuart Speckman(2)       Vice President          None

Timothy Stegner          Vice President          None
794 Jackson Street
Denver, CO 80206

Peter Sullivan           Vice President          None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis            Vice President          None
44 Abington Road
Danvers, MA  01923

Scott Such(1)            Senior Vice President   None

Brian Summe              Vice President          None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney           Vice President          None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny            Vice President          None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum     Vice President          None
704 Inwood
 Southlake, TX  76092

David G. Thomas          Vice President          None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Susan Torrisi(2)         Assistant Vice PresidentNone

Sarah Turpin             Vice President          None
2201 Wolf Street, #5202
Dallas, TX 75201

Mark Vandehey(1)         Vice President          None

Andrea Walsh(1)          Vice President          None

Suzanne Walters(1)       Assistant Vice PresidentNone

James Wiaduck            Vice President          None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams        Vice President          None
6930 East Ranch Road
Cave Creek, AZ  85331

Donn Weise               Vice President          None
3249 Earlmar Drive
Los Angeles, CA  90064

(1)   6803 South Tucson Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

      (c)  Not applicable.

Item 29. Location of Accounts and Records
-------      --------------------------------

      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 30.  Management Services
--------      -------------------

        Not applicable.



Item 31.  Undertakings
--------      ------------

      (a) Not applicable.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 7th day of April, 1999.

                               OPPENHEIMER CAPITAL PRESERVATION FUND

                          By: /s/ Bridget A. Macaskill
                          -------------------------------
                         Bridget A. Macaskill, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                      Title                Date
----------                      -----                ----

/s/ Leon Levy*                  Chairman of the      April 7, 1999
--------------                  Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*       President, Chief     April 7, 1999
------------------------        Executive Officer
Bridget A. Macaskill            and Trustee

/s/ George Bowen*               Treasurer and        April 7, 1999
-----------------               Principal Financial
George Bowen                    and Accounting
                                Officer

/s/ Robert G. Galli*            Trustee              April 7, 1999
--------------------
Robert G. Galli

/s/ Benjamin Lipstein*          Trustee              April 7, 1999
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*      Trustee              April 7, 1999
--------------------------
Elizabeth B. Moynihan


/s/ Kenneth A. Randall*         Trustee              April 7, 1999
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*            Trustee              April 7, 1999
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*   Trustee              April 7, 1999
-----------------------------
Russell S. Reynolds, Jr.

/s/ Donald W. Spiro*            Trustee              April 7, 1999
--------------------
Donald W. Spiro

/s/ Pauline Trigere*            Trustee              April 7, 1999
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*         Trustee              April 7, 1999
-----------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
----------------------------------------
Robert G. Zack, Attorney-in-Fact

                OPPENHEIMER CAPITAL PRESERVATION FUND


                            EXHIBIT INDEX


Form N-1A
Item No.          Description

24(b)(1)          Amendment No. 1 to Declaration of Trust dated 3/18/99

24(b)(4)(i)       Specimen Class A Share Certificate
24(b)(4)(ii)      Specimen Class B Share Certificate
24(b)(4)(iii)     Specimen Class C Share Certificate
24(b)(4)(iv)      Specimen Class Y Share Certificate

24(b)(5)          Investment Advisory Agreement dated 4/6/99

24(b)(6)(i)       General Distributor's Agreement dated 4/6/99

24(b)(15)(i)      Service Plan and Agreement for Class A Shares
                  under Rule 12b-1
24(b)(15)(ii)     Distribution  and  Service  Plan and  Agreement  for  Class B
                  Shares under Rule 12b-1
24(b)(15)(iii)    Distribution  and  Service  Plan and  Agreement  for  Class C
                  Shares under Rule 12b-1